UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Total Return Fund | of BlackRock Bond Fund, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.31%	15.65%

US small cap equities (Russell 2000 Index)	25.48	25.79

International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2011

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Barclays Capital US Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

•

The Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), outperformed its benchmark, the Barclays Capital US Aggregate Bond Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•

A primary contributor to Fund performance was an allocation outside of the benchmark index in high yield corporate credit, which experienced a broad sector rally due to improving fundamentals and continued signs of a US economic recovery. The Master Portfolio also benefited from overweights in non-government spread sectors, including investment grade credit, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). Finally, the Master Portfolio benefited from an out-of-index allocation to non-agency residential MBS.

•

During the first half of the period, the Master Portfolio’s tactical positioning in agency mortgage-backed securities (MBS) detracted from performance relative to the benchmark. During the latter half of the period, the Master Portfolio’s duration and yield curve positioning detracted from performance.

•

The Fund uses interest rate derivatives, including futures contracts, options, swaps and swaptions, mainly for the purpose of managing risks relating to portfolio duration and yield curve positioning. As interest rates rose during the period, the Fund’s interest rate futures had a negative impact on performance, while the interest rate options, swaps and swaptions contributed positively. The Fund uses equity futures contracts and credit default swaps against both individual names and broad indices to manage credit risk in the portfolio. Credit default swaps against indices help to manage market risk as well. During the period, the Fund’s equity futures contracts and credit default swaps had a negative impact on returns. In addition, the Fund trades foreign currency exchange contracts and uses foreign currency derivatives to manage currency risk in the portfolio. The exchange contracts and options on foreign currencies had an overall negative impact on returns for the period.

Describe recent portfolio activity.

•

During the first half of the period, the Master Portfolio tactically traded its agency MBS exposure to capitalize on volatility in the market driven by rising interest rates and uncertainty surrounding government policy. In credit sectors, the Master Portfolio added exposure to corporate credits issued by financial companies and high yield corporate credits, while reducing exposure to sovereign credits. During the second half of the period, the Master Portfolio reduced exposure to investment-grade corporate debt, where spreads have tightened significantly, but added exposure to the agency MBS and ABS sectors. The Master Portfolio gradually reduced duration, relative to the benchmark, during the reporting period.

Describe portfolio positioning at period end.

•

At period end, the Master Portfolio was generally underweight in government-owned/government-related sectors in favor of non-government spread sectors. Within the government-related sectors, the Master Portfolio was underweight in US Treasuries, agency debentures and FDIC-guaranteed debt, while it was overweight in agency MBS. Within non-government sectors, the Master Portfolio was overweight in investment-grade corporate debt, CMBS and ABS and held out-of-index allocations to high yield corporate credit and non-agency MBS. The Master Portfolio ended the period with a shorter duration relative to the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds primarily in fixed income securities that are rated in the four highest rating categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s or Fitch ratings).

[3]

This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2011

			Average Annual Total Returns[5]

			1 Year		5 Years		Since Inception[6]

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

BlackRock	4.34%	(0.36)%	7.79%	N/A	4.70%	N/A	4.82%	N/A
Institutional	4.19	(0.33)	7.68	N/A	4.55	N/A	4.67	N/A
Service	3.97	(0.45)	7.51	N/A	4.32	N/A	4.35	N/A
Investor A	3.73	(0.48)	7.46	3.16%	4.25	3.41%	4.37	3.92%
Investor A1	4.02	(0.41)	7.60	6.52	4.39	4.18	4.52	4.41
Investor B	3.22	(0.82)	6.72	2.72	3.61	3.27	3.78	3.78
Investor B1	3.53	(0.76)	7.08	6.08	3.91	3.91	4.07	4.07
Investor B2	4.34	(0.36)	7.68	3.18	4.18	3.84	3.95	3.95
Investor C	3.28	(0.79)	6.67	5.67	3.60	3.60	3.65	3.65
Investor C1	3.33	(0.86)	6.79	5.79	3.65	3.65	3.78	3.78
Investor C2	3.48	(0.78)	6.99	5.99	3.86	3.86	4.05	4.05
Class R	3.65	(0.61)	7.06	N/A	4.01	N/A	4.12	N/A

Barclays Capital US
Aggregate Bond Index	—	(0.88)	5.12	N/A	6.03	N/A	5.50	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 7, 2001.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	5

About Fund Performance

•

BlackRock Shares are not subject to any sales charge. BlackRock Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, BlackRock Share performance results are those of BlackRock Shares of a predecessor fund with no adjustments.

•

Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, Institutional Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Institutional Share fees.

•

Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to September 24, 2007, Service Share performance results are those of Investor A Shares of a predecessor fund restated to reflect Service Share fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A Share fees.

•

Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor A1 Share fees.

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately ten years. Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B Share fees.

•

Investor B1 Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately ten years. Prior to September 24, 2007, Investor B1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor B1 Share fees.

•

Investor B2 Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition, Investor B2 Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. Prior to September 24, 2007, Investor B2 Share performance results are those of Investor B Shares of a predecessor fund with no adjustments.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C Share performance results are those of Investor C Shares of a predecessor fund with no adjustments.

•

Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C1 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C1 Share fees.

•

Investor C2 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. In addition, Investor C2 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C2 Share performance results are those of BlackRock Shares of a predecessor fund restated to reflect Investor C2 Share fees.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to October 2, 2006, Class R Share performance results are those of the Class R Shares of a predecessor fund. Prior to the predecessor fund Class R Shares inception date, the Class R Share performance is based on the performance of the BlackRock Shares of the predecessor fund restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s Manager waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

6	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and/or distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio

BlackRock	$1,000.00	$996.40	$4.03	$1,000.00	$1,020.86	$4.08	0.81%
Institutional	$1,000.00	$996.70	$4.58	$1,000.00	$1,020.31	$4.63	0.92%
Service	$1,000.00	$995.50	$5.82	$1,000.00	$1,019.07	$5.89	1.17%
Investor A	$1,000.00	$995.20	$6.12	$1,000.00	$1,018.77	$6.19	1.23%
Investor A1	$1,000.00	$995.90	$5.37	$1,000.00	$1,019.51	$5.44	1.08%
Investor B	$1,000.00	$991.80	$9.58	$1,000.00	$1,015.28	$9.70	1.93%
Investor B1	$1,000.00	$992.40	$8.05	$1,000.00	$1,016.82	$8.15	1.62%
Investor B2	$1,000.00	$996.40	$3.98	$1,000.00	$1,020.91	$4.03	0.80%
Investor C	$1,000.00	$992.10	$9.24	$1,000.00	$1,015.63	$9.35	1.86%
Investor C1	$1,000.00	$991.40	$9.04	$1,000.00	$1,015.82	$9.15	1.82%
Investor C2	$1,000.00	$992.20	$8.24	$1,000.00	$1,016.62	$8.35	1.66%
Class R	$1,000.00	$993.90	$7.41	$1,000.00	$1,017.47	$7.49	1.49%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests significantly in a Master Portfolio, the expense table example reflects the expenses of both the Fund and the Master Portfolio in which it invests.

Currently, Investor B2 does not accrue distribution fees (12b-1 fees) due to regulatory fee limits. If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately 1.55%, the actual expenses paid would have been approximately $7.71 and the hypothetical expenses paid would have been approximately $7.80.

[2]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	7

The Benefits and Risks of Leveraging

The Master Portfolio may utilize leverage to seek to enhance its yield. However, these objectives cannot be achieved in all interest rate environments.

The Master Portfolio may utilize leverage through entering into reverse repurchase agreements and treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by the Master Portfolio on its longer-term portfolio investments. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors will benefit from the incremental net income.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s NAV positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage discussed above.

The use of leverage may enhance opportunities for increased income to the Master Portfolio, but as described above, it also creates risks as short or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Master Portfolio’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Master Portfolio’s net income will be less than if leverage had not been used. The Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio will incur expenses in connection with the use of leverage, all of which are borne by Master Portfolio investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Master Portfolio Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, interest rate and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Master Portfolio’s ability to use a derivative instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolio can realize on an investment, may result in lower dividends paid to shareholders, or may cause the Master Portfolio to hold an investment that it might otherwise sell. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio Notes to Financial Statements.

8	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Statement of Assets and Liabilities	BlackRock Total Return Fund

March 31, 2011 (Unaudited)

Assets

Investments at value — Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”) (cost — $3,458,107,349)	$3,432,610,597
Capital shares sold receivable	7,912,264
Prepaid expenses	59,273

Total assets	3,440,582,134

Liabilities

Income dividends payable	6,045,939
Capital shares redeemed payable	4,132,451
Contributions payable to the Portfolio	3,779,814
Investment advisory fees payable	756,278
Service and distribution fees payable	597,982
Other affiliates payable	6,211
Officer’s fees payable	1,654
Other accrued expenses payable	562,948

Total liabilities	15,883,277

Net Assets	$3,424,698,857

Net Assets Consist of

Paid-in capital	$3,611,510,606
Undistributed net investment income	8,813,375
Accumulated net realized loss	(170,128,372)
Net unrealized appreciation/depreciation	(25,496,752)

Net Assets	$3,424,698,857

Net Asset Value

BlackRock — Based on net assets of $813,831,085 and 73,617,261 shares outstanding, 100 million shares authorized, $0.10 par value	$11.05

Institutional — Based on net assets of $1,052,447,458 and 95,248,715 shares outstanding, 250 million shares authorized, $0.10 par value	$11.05

Service — Based on net assets of $660,190 and 59,712 shares outstanding, 50 million shares authorized, $0.10 par value	$11.06

Investor A — Based on net assets of $948,066,345 and 85,740,163 shares outstanding, 100 million shares authorized, $0.10 par value	$11.06

Investor A1 — Based on net assets of $53,096,008 and 4,805,291 shares outstanding, 50 million shares authorized, $0.10 par value	$11.05

Investor B — Based on net assets of $63,204,135 and 5,719,844 shares outstanding, 250 million shares authorized, $0.10 par value	$11.05

Investor B1 — Based on net assets of $10,270,964 and 929,224 shares outstanding, 50 million shares authorized, $0.10 par value	$11.05

Investor B2 — Based on net assets of $34,566 and 3,127 shares outstanding, 50 million shares authorized, $0.10 par value	$11.05

Investor C — Based on net assets of $241,504,178 and 21,856,344 shares outstanding, 100 million shares authorized, $0.10 par value	$11.05

Investor C1 — Based on net assets of $194,674,031 and 17,612,717 shares outstanding, 100 million shares authorized, $0.10 par value	$11.05

Investor C2 — Based on net assets of $9,963,272 and 902,094 shares outstanding, 50 million shares authorized, $0.10 par value	$11.04

Class R — Based on net assets of $36,946,625 and 3,341,104 shares outstanding, 250 million shares authorized, $0.10 par value	$11.06

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	9

Statement of Operations	BlackRock Total Return Fund

Six Months Ended March 31, 2011 (Unaudited)

Investment Income

Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$53,603
Dividends — affiliated	323,270
Interest — unaffiliated	86,149,711
Interest — affiliated	255
Total expenses	(8,799,120)
Fees waived	10,261

Total income	77,737,890

Expenses

Investment advisory	6,212,671
Service — Service	1,009
Service — Investor A	1,172,219
Service — Investor A1	28,870
Service and distribution — Investor B	265,592
Service and distribution — Investor B1	28,429
Service and distribution — Investor B2	72
Service and distribution — Investor C	1,171,490
Service and distribution — Investor C1	821,167
Service and distribution — Investor C2	26,922
Service and distribution — Class R	100,380
Transfer agent — BlackRock	18,460
Transfer agent — Institutional	566,526
Transfer agent — Service	754
Transfer agent — Investor A	803,331
Transfer agent — Investor A1	53,336
Transfer agent — Investor B	129,253
Transfer agent — Investor B1	17,454
Transfer agent — Investor B2	182
Transfer agent — Investor C	262,757
Transfer agent — Investor C1	217,269
Transfer agent — Investor C2	18,536
Transfer agent — Class R	63,431
Registration	85,770
Printing	79,090
Professional	50,353
Officer	3,455
Miscellaneous	18,954

Total expenses	12,217,732
Less fees waived by advisor	(1,503,136)
Less transfer agent fees waived and/or reimbursed by advisor — class specific	(286,878)
Less service and distribution fees reimbursed — Investor B2	(72)

Total expenses after fees waived	10,427,646

Net investment income	67,310,334

Realized and Unrealized Loss Allocated from the Master Portfolio

Net realized loss from investments, financial futures contracts, swaps, options written, foreign currency transactions and borrowed bonds	(16,627,720)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts, swaps, options written, foreign currency transactions, investments sold short and borrowed bonds	(70,345,789)

Total realized and unrealized loss	(86,973,509)

Net Decrease in Net Assets Resulting from Operations	$(19,663,175)

See Notes to Financial Statements.

10	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Statements of Changes in Net Assets	BlackRock Total Return Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$67,310,334	$114,106,609
Net realized gain (loss)	(16,627,720)	66,724,152
Net change in unrealized appreciation/depreciation	(70,345,789)	127,849,770

Net increase (decrease) in net assets resulting from operations	(19,663,175)	308,680,531

Dividends to Shareholders From

Net investment income:
BlackRock	(16,814,330)	(43,036,407)
Institutional	(20,197,663)	(22,784,820)
Service	(15,172)	(48,750)
Investor A	(17,360,555)	(28,322,324)
Investor A1	(1,112,706)	(3,230,679)
Investor B	(1,063,743)	(3,392,414)
Investor B1	(188,404)	(585,719)
Investor B2	(1,186)	(6,574)
Investor C	(3,601,727)	(7,731,760)
Investor C1	(3,192,679)	(8,879,818)
Investor C2	(176,446)	(509,812)
Class R	(690,838)	(1,936,978)

Decrease in net assets resulting from dividends to shareholders	(64,415,449)	(120,466,055)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	528,863,696	427,381,134

Net Assets

Total increase in net assets	444,785,072	615,595,610
Beginning of period	2,979,913,785	2,364,318,175

End of period	$3,424,698,857	$2,979,913,785

Undistributed net investment income	$8,813,375	$5,918,490

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	11

Financial Highlights	BlackRock Total Return Fund

	BlackRock

	Six Months Ended March 31, 2011 (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007[1]	2006

Per Share Operating Performance

Net asset value, beginning of period	$11.32	$10.55	$10.16	$11.41	$11.50	$11.65

Net investment income[2]	0.24	0.57	0.54	0.60	0.53	0.51
Net realized and unrealized gain (loss)	(0.28)	0.74	0.47	(1.26)	(0.11)	(0.09)

Net increase (decrease) from investment operations	(0.04)	1.31	1.01	(0.66)	0.42	0.42

Dividends and distributions from:
Net investment income	(0.23)	(0.54)	(0.62)	(0.59)	(0.51)	(0.51)
Net realized gain	—	—	—	—	—	(0.06)

Total dividends and distributions	(0.23)	(0.54)	(0.62)	(0.59)	(0.51)	(0.57)

Net asset value, end of period	$11.05	$11.32	$10.55	$10.16	$11.41	$11.50

Total Investment Return[3]

Based on net asset value	(0.36)%[4]	12.73%	10.64%	(6.11)%	4.24%	3.76%

Ratios to Average Net Assets

Total expenses	0.91%[5,6]	0.99%[6]	0.59%[6]	0.55%[6]	0.75%[6]	0.69%

Total expenses after fees waived and/or reimbursed	0.81%[5,6]	0.89%[6]	0.44%[6]	0.45%[6]	0.48%[6]	0.40%

Net investment income	4.30%[5,6]	4.69%[6]	5.72%[6]	5.30%[6]	5.13%[6]	4.50%

Supplemental Data

Net assets, end of period (000)	$813,831	$860,675	$681,677	$369,607	$490,237	$366,353

Portfolio turnover of the Fund	—	—	—	—	238%[7]	192%

Portfolio turnover of the Master Portfolio	1,491%[8]	1,754%[9]	708%[10]	1,081%[11]	153%[12]	—

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[12]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of BlackRock Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.134182.

See Notes to Financial Statements.

12	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Total Return Fund

	Institutional

	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007
		Year Ended September 30,

		2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$11.31	$10.55	$10.15	$11.40	$11.38

Net investment income[2]	0.24	0.50	0.55	0.58	0.01
Net realized and unrealized gain (loss)	(0.28)	0.78	0.46	(1.25)	0.03

Net increase (decrease) from investment operations	(0.04)	1.28	1.01	(0.67)	0.04

Dividends from net investment income	(0.22)	(0.52)	(0.61)	(0.58)	(0.02)

Net asset value, end of period	$11.05	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]

Based on net asset value	(0.33)%[4]	12.49%	10.60%	(6.26)%	0.27%[4]

Ratios to Average Net Assets[5]

Total expenses	1.01%[6]	1.14%	0.77%	0.68%	0.67%[6]

Total expenses after fees waived and/or reimbursed	0.92%[6]	1.00%	0.58%	0.59%	0.55%[6]

Net investment income	4.20%[6]	4.58%	5.72%	5.16%	4.54%[6]

Supplemental Data

Net assets, end of period (000)	$1,052,447	$522,408	$453,847	$642,177	$837,730

Portfolio turnover of the Master Portfolio	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[10]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[11]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	13

Financial Highlights (continued)	BlackRock Total Return Fund

	Service

	Six Months Ended March 31, 2011 (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007[1]	2006

Per Share Operating Performance

Net asset value, beginning of period	$11.32	$10.56	$10.16	$11.41	$11.50	$11.64

Net investment income[2]	0.22	0.42	0.54	0.55	0.50	0.45
Net realized and unrealized gain (loss)	(0.27)	0.84	0.45	(1.25)	(0.12)	(0.07)

Net increase (decrease) from investment operations	(0.05)	1.26	0.99	(0.70)	0.38	0.38

Dividends and distributions from:
Net investment income	(0.21)	(0.50)	(0.59)	(0.55)	(0.47)	(0.46)
Net realized gain	—	—	—	—	—	(0.06)

Total dividends and distributions	(0.21)	(0.50)	(0.59)	(0.55)	(0.47)	(0.52)

Net asset value, end of period	$11.06	$11.32	$10.56	$10.16	$11.41	$11.50

Total Investment Return[3]

Based on net asset value	(0.45)%[4]	12.22%	10.37%	(6.47)%	3.88%	3.38%

Ratios to Average Net Assets

Total expenses	1.34%[5,6]	1.40%[6]	0.98%[6]	0.96%[6]	1.25%[6]	31.07%

Total expenses after fees waived and/or reimbursed	1.17%[5,6]	1.23%[6]	0.78%[6]	0.81%[6]	0.91%[6]	0.88%

Net investment income	3.93%[5,6]	4.44%[6]	5.48%[6]	4.92%[6]	4.80%[6]	3.93%

Supplemental Data

Net assets, end of period (000)	$660	$936	$1,323	$1,324	$1,769	— [7]

Portfolio turnover of the Fund	—	—	—	—	238%[8]	192%

Portfolio turnover of the Master Portfolio	1,491%[9]	1,754%[10]	708%[11]	1,081%[12]	153%[13]	—

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Amount is less than $500.

[8]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[13]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Service Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.126588.

See Notes to Financial Statements.

14	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A					Investor A1

	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007
		Year Ended September 30,					Year Ended September 30,

		2010	2009	2008			2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$11.32	$10.56	$10.16	$11.41	$11.38	$11.31	$10.55	$10.15	$11.40	$11.38

Net investment income[2]	0.22	0.44	0.53	0.55	0.01	0.22	0.49	0.54	0.56	0.01
Net realized and unrealized gain (loss)	(0.27)	0.81	0.45	(1.26)	0.03	(0.27)	0.78	0.45	(1.26)	0.03

Net increase (decrease) from investment operations	(0.05)	1.25	0.98	(0.71)	0.04	(0.05)	1.27	0.99	(0.70)	0.04

Dividends from net investment income	(0.21)	(0.49)	(0.58)	(0.54)	(0.01)	(0.21)	(0.51)	(0.59)	(0.55)	(0.02)

Net asset value, end of period	$11.06	$11.32	$10.56	$10.16	$11.41	$11.05	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]

Based on net asset value	(0.48)%[4]	12.16%	10.25%	(6.56)%	0.35%[4]	(0.41)%[4]	12.40%	10.36%	(6.46)%	0.27%[4]

Ratios to Average Net Assets[5]

Total expenses	1.32%[6]	1.42%	1.04%	1.00%	1.02%[6]	1.19%[6]	1.27%	0.93%	0.88%	0.72%[6]

Total expenses after fees waived and/or reimbursed	1.23%[6]	1.30%	0.89%	0.92%	0.90%[6]	1.08%[6]	1.09%	0.80%	0.81%	0.64%[6]

Net investment income	3.87%[6]	4.22%	5.42%	4.84%	4.17%[6]	4.02%[6]	4.55%	5.55%	4.95%	4.43%[6]

Supplemental Data

Net assets, end of period (000)	$948,066	$942,652	$588,731	$618,346	$690,100	$53,096	$64,599	$72,851	$109,125	$147,533

Portfolio turnover of the Master Portfolio	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[10]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[11]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	15

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B					Investor B1

	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007
		Year Ended September 30,					Year Ended September 30,

		2010	2009	2008			2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$11.31	$10.55	$10.15	$11.40	$11.38	$11.32	$10.55	$10.16	$11.41	$11.38

Net investment income[2]	0.18	0.41	0.46	0.47	0.01	0.19	0.41	0.49	0.50	0.01
Net realized and unrealized gain (loss)	(0.27)	0.78	0.45	(1.25)	0.02	(0.28)	0.82	0.44	(1.25)	0.03

Net increase (decrease) from investment operations	(0.09)	1.19	0.91	(0.78)	0.03	(0.09)	1.23	0.93	(0.75)	0.04

Dividends from net investment income	(0.17)	(0.43)	(0.51)	(0.47)	(0.01)	(0.18)	(0.46)	(0.54)	(0.50)	(0.01)

Net asset value, end of period	$11.05	$11.31	$10.55	$10.15	$11.40	$11.05	$11.32	$10.55	$10.16	$11.41

Total Investment Return[3]

Based on net asset value	(0.82)%[4]	11.51%	9.50%	(7.18)%	0.26%[4]	(0.76)%[4]	11.97%	9.71%	(6.91)%	0.35%[4]

Ratios to Average Net Assets[5]

Total expenses	2.02%[6]	2.08%	1.72%	1.64%	1.51%[6]	1.71%[6]	1.78%	1.44%	1.36%	1.20%[6]

Total expenses after fees waived and/or reimbursed	1.93%[6]	1.90%	1.58%	1.57%	1.43%[6]	1.62%[6]	1.58%	1.30%	1.30%	1.12%[6]

Net investment income	3.17%[6]	3.75%	4.76%	4.18%	3.64%[6]	3.48%[6]	4.09%	5.05%	4.46%	3.96%[6]

Supplemental Data

Net assets, end of period (000)	$63,204	$77,806	$93,722	$131,142	$193,973	$10,271	$12,080	$15,886	$24,912	$42,961

Portfolio turnover of the Master Portfolio	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[10]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[11]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

16	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B2

	Six Months Ended March 31, 2011 (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007[1]	2006

Per Share Operating Performance

Net asset value, beginning of period	$11.32	$10.56	$10.16	$11.40	$11.49	$11.63

Net investment income[2]	0.24	0.48	0.54	0.54	0.49	0.38
Net realized and unrealized gain (loss)	(0.28)	0.77	0.44	(1.24)	(0.12)	(0.09)

Net increase (decrease) from investment operations	(0.04)	1.25	0.98	(0.70)	0.37	0.29

Dividends and distributions from:
Net investment income	(0.23)	(0.49)	(0.58)	(0.54)	(0.46)	(0.37)
Net realized gain	—	—	—	—	—	(0.06)

Total dividends and distributions	(0.23)	(0.49)	(0.58)	(0.54)	(0.46)	(0.43)

Net asset value, end of period	$11.05	$11.32	$10.56	$10.16	$11.40	$11.49

Total Investment Return[3]

Based on net asset value	(0.36)%[4]	12.14%	10.28%	(6.50)%	3.59%	2.50%

Ratios to Average Net Assets

Total expenses	1.77%[5,6]	1.58%[6]	1.01%[6]	1.02%[6]	1.28%[6]	3.30%

Total expenses after fees waived and/or reimbursed	0.80%[5,6]	1.34%[6]	0.88%[6]	0.95%[6]	1.03%[6]	1.62%

Net investment income	4.29%[5,6]	4.38%[6]	5.53%[6]	4.78%[6]	4.73%[6]	3.29%

Supplemental Data

Net assets, end of period (000)	$35	$75	$223	$612	$1,027	$226

Portfolio turnover of the Fund	—	—	—	—	238%[7]	192%

Portfolio turnover of the Master Portfolio	1,491%[8]	1,754%[9]	708%[10]	1,081%[11]	153%[12]	—

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[12]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Investor B Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.132883.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	17

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C

	Six Months Ended March 31, 2011 (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007[1]	2006

Per Share Operating Performance

Net asset value, beginning of period	$11.31	$10.55	$10.15	$11.40	$11.49	$11.63

Net investment income[2]	0.18	0.39	0.47	0.48	0.16	0.38
Net realized and unrealized gain (loss)	(0.27)	0.79	0.45	(1.26)	0.16	(0.09)

Net increase (decrease) from investment operations	(0.09)	1.18	0.92	(0.78)	0.32	0.29

Dividends and distributions from:
Net investment income	(0.17)	(0.42)	(0.52)	(0.47)	(0.41)	(0.37)
Net realized gain	—	—	—	—	—	(0.06)

Total dividends and distributions	(0.17)	(0.42)	(0.52)	(0.47)	(0.41)	(0.43)

Net asset value, end of period	$11.05	$11.31	$10.55	$10.15	$11.40	$11.49

Total Investment Return[3]

Based on net asset value	(0.79)%[4]	11.46%	9.61%	(7.12)%	3.12%	2.50%

Ratios to Average Net Assets

Total expenses	2.13%[5,6]	2.24%[6]	1.90%[6]	1.95%[6]	2.08%[6]	10.03%

Total expenses after fees waived and/or reimbursed	1.86%[5,6]	1.93%[6]	1.48%[6]	1.50%[6]	1.53%[6]	1.62%

Net investment income	3.25%[5,6]	3.64%[6]	4.81%[6]	4.24%[6]	3.85%[6]	3.27%

Supplemental Data

Net assets, end of period (000)	$241,504	$228,349	$167,345	$157,147	$137,586	$102

Portfolio turnover of the Fund	—	—	—	—	238%[7]	192%

Portfolio turnover of the Master Portfolio	1,491%[8]	1,754%[9]	708%[10]	1,081%[11]	153%[12]	—

[1]

On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Represents portfolio turnover for the period October 1, 2006 to September 24, 2007.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[12]	Represents portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Investor C Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.133781.

See Notes to Financial Statements.

18	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C1					Investor C2

	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007	Six Months Ended March 31, 2011 (Unaudited)				Period September 24, 2007[1] to September 30, 2007
		Year Ended September 30,					Year Ended September 30,

		2010	2009	2008			2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$11.32	$10.55	$10.16	$11.41	$11.38	$11.31	$10.55	$10.15	$11.40	$11.37

Net investment income[2]	0.18	0.41	0.47	0.48	0.01	0.19	0.43	0.49	0.50	0.01
Net realized and unrealized gain (loss)	(0.28)	0.79	0.44	(1.25)	0.03	(0.28)	0.78	0.44	(1.26)	0.03

Net increase (decrease) from investment operations	(0.10)	1.20	0.91	(0.77)	0.04	(0.09)	1.21	0.93	(0.76)	0.04

Dividends from net investment income	(0.17)	(0.43)	(0.52)	(0.48)	(0.01)	(0.18)	(0.45)	(0.53)	(0.49)	(0.01)

Net asset value, end of period	$11.05	$11.32	$10.55	$10.16	$11.41	$11.04	$11.31	$10.55	$10.15	$11.40

Total Investment Return[3]

Based on net asset value	(0.86)%[4]	11.67%	9.50%	(7.09)%	0.35%[4]	(0.78)%[4]	11.79%	9.74%	(6.95)%	0.35%[4]

Ratios to Average Net Assets[5]

Total expenses	1.91%[6]	2.00%	1.62%	1.55%	1.45%[6]	1.75%[6]	1.80%	1.46%	1.40%	1.29%[6]

Total expenses after fees waived and/or reimbursed	1.82%[6]	1.83%	1.48%	1.49%	1.37%[6]	1.66%[6]	1.64%	1.33%	1.33%	1.21%[6]

Net investment income	3.28%[6]	3.79%	4.85%	4.27%	3.70%[6]	3.45%[6]	3.99%	4.99%	4.42%	3.87%[6]

Supplemental Data

Net assets, end of period (000)	$194,674	$215,515	$229,174	$297,811	$393,738	$9,963	$11,481	$12,881	$15,099	$20,654

Portfolio turnover of the Master Portfolio	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]	1,491%[7]	1,754%[8]	708%[9]	1,081%[10]	153%[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[10]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[11]	Represents portfolio turnover for the period.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	19

Financial Highlights (concluded)	BlackRock Total Return Fund

	Class R

	Six Months Ended March 31, 2011 (Unaudited)				Period October 2, 2006[1] to September 30, 2007
		Year Ended September 30,

		2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$11.32	$10.56	$10.16	$11.41	$11.50

Net investment income[2]	0.20	0.44	0.51	0.52	0.11
Net realized and unrealized gain (loss)	(0.27)	0.78	0.45	(1.25)	0.26

Net increase (decrease) from investment operations	(0.07)	1.22	0.96	(0.73)	0.37

Dividends from net investment income	(0.19)	(0.46)	(0.56)	(0.52)	(0.46)

Net asset value, end of period	$11.06	$11.32	$10.56	$10.16	$11.41

Total Investment Return[3]

Based on net asset value	(0.61)%[4]	11.86%	10.01%	(6.76)%	3.48%[4]

Ratios to Average Net Assets[5]

Total expenses	1.72%[6]	1.78%	1.45%	1.37%	1.37%[6]

Total expenses after fees waived and/or reimbursed	1.49%[6]	1.56%	1.11%	1.13%	1.10%[6]

Net investment income	3.61%[6]	4.07%	5.23%	4.62%	4.01%[6]

Supplemental Data

Net assets, end of period (000)	$36,947	$43,338	$46,658	$57,895	$62,836

Portfolio turnover of the Fund	—	—	—	—	238%[7]

Portfolio turnover of the Master Portfolio	1,491%[8]	1,754%[9]	708%[10]	1,081%[11]	153%[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents portfolio turnover for the period.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[11]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

[12]	Represents portfolio turnover for the period.

The performance prior to September 24, 2007 set forth in this table is the financial data of Class R Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.133286.

See Notes to Financial Statements.

20	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (Unaudited)	BlackRock Total Return Fund

1. Organization and Significant Accounting Policies:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond Fund, Inc. (the “Bond Fund”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The percentage of the Master Portfolio owned by the Fund at March 31, 2011 was 84.1%. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. BlackRock, Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor B2, Investor C, Investor C1 and Investor C2 Shares may be subject to a contingent deferred sales charge. In addition, Investor A1, Investor B, Investor B1, Investor B2, Investor C1 and Investor C2 Shares are sold only to certain eligible investors. Class R Shares are sold to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B and Investor B1 Shares automatically convert to Investor A and Investor A1 Shares, respectively, after approximately ten years. Investor B2 Shares automatically convert to Investor A Shares after approximately seven years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B, Investor B1 and Investor B2 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans as applicable).

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four periods ended September 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	21

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Bond Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee with respect to the Fund based upon aggregate average daily value of the net assets of the Fund and BlackRock High Income Fund of the Bond Fund (the “High Income Fund”) at the following annual rates:

Not exceeding $250 million	0.50%
In excess of $250 million, but not exceeding $500 million	0.45%
In excess of $500 million, but not exceeding $750 million	0.40%
In excess of $750 million	0.35%

For the six months ended March 31, 2011, the aggregate average daily net assets of the Fund and High Income Fund were approximately $4,421,007,051.

The Manager contractually agreed to waive the Fund’s investment advisor’s fee in the amount of the Fund’s share of the investment advisor’s fee paid to the Master Portfolio. For the six months ended March 31, 2011, the Manager waived $1,099,451, which is included in fees waived by advisor in the Statement of Operations.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets allocated to each class of the Fund as follows: 0.40% (for BlackRock Shares), 0.55% (for Institutional Shares), 0.85% (for Service Shares), 0.90% (for Investor A Shares), 1.65% (for Investor B2 Shares), 1.65% (for Investor C Shares) and 1.10% (for Class R Shares) until February 1, 2012. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board, including a majority of the Independent Directors. In addition to the contractual waivers described above, the Manager has voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses (excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of average daily net assets allocated to each class of the Fund as follows: 0.76% (for Service Shares), 1.53% (for Investor B2 Shares), 1.45% (for Investor C Shares) and 1.08% (for Class R Shares). These voluntary waivers may be reduced or discontinued at any time. As a result, the Manager waived the following amounts, which are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

BlackRock	$18,460
Institutional	31,320
Service	310
Investor A1	5,130
Investor B2	182
Investor C	204,182
Class R	27,294

Total	$286,878

In addition, the Manager waived $403,685 which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Bond Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor B1	0.25%	0.25%
Investor B2	0.25%	0.75%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B2, Investor C, Investor C1, Investor C2 and Class R shareholders.

For the six months ended March 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $58,264.

For the six months ended March 31, 2011, affiliates received the following contingent deferred sales charges:

Investor A	$417
Investor B	$9,295
Investor B1	$4
Investor B2	$14
Investor C	$26,674
Investor C1	$1,072
Investor C2	$55

22	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2011, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Call Center Fees

BlackRock	$839
Institutional	$1,447
Service	$14
Investor A	$1,693
Investor A1	$177
Investor B	$323
Investor B1	$31
Investor B2	$4
Investor C	$799
Investor C1	$758
Investor C2	$37
Class R	$89

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,

2013	$71,451
2014	8,093,306
2015	23,885,656
2016	10,255,556
2017	20,109,159
2018	88,608,573

Total	$151,023,701

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after September 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

	Shares	Amount	Shares	Amount

BlackRock

Shares sold	8,192,217	$91,368,283	51,692,663	$564,461,720
Shares issued to shareholders in reinvestment of dividends	1,487,758	16,635,015	3,682,350	40,081,344

Total issued	9,679,975	108,003,298	55,375,013	604,543,064
Shares redeemed	(12,106,433)	(135,684,515)	(43,924,746)	(490,016,379)

Net increase (decrease)	(2,426,458)	$(27,681,217)	11,450,267	$114,526,685

Institutional

Shares sold and automatic conversion of shares	59,177,299	$670,497,452	15,592,783	$170,091,419
Shares issued to shareholders in reinvestment of dividends	1,611,651	17,997,960	1,757,925	19,073,840

Total issued	60,788,950	688,495,412	17,350,708	189,165,259
Shares redeemed	(11,713,529)	(130,619,354)	(14,192,120)	(154,015,662)

Net increase	49,075,421	$557,876,058	3,158,588	$35,149,597

Service

Shares sold and automatic conversion of shares	597	$6,686	30,278	$333,402
Shares issued to shareholders in reinvestment of dividends	1,212	13,571	4,095	44,284

Total issued	1,809	20,257	34,373	377,686
Shares redeemed	(24,779)	(276,730)	(77,005)	(831,871)

Net decrease	(22,970)	$(256,473)	(42,632)	$(454,185)

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	23

Notes to Financial Statements (continued)	BlackRock Total Return Fund

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

	Shares	Amount	Shares	Amount

Investor A

Shares sold and automatic conversion of shares	9,810,532	$109,516,130	38,247,840	$425,419,760
Shares issued to shareholders in reinvestment of dividends	1,445,813	16,166,969	2,339,126	25,401,465

Total issued	11,256,345	125,683,099	40,586,966	450,821,225
Shares redeemed	(8,783,898)	(98,116,572)	(13,088,212)	(142,108,064)

Net increase	2,472,447	$27,566,527	27,498,754	$308,713,161

Investor A1

Shares sold and automatic conversion of shares	452,306	$5,047,272	1,051,541	$11,360,862
Shares issued to shareholders in reinvestment of dividends	83,729	936,113	257,795	2,794,147

Total issued	536,035	5,983,385	1,308,336	14,155,009
Shares redeemed	(1,441,038)	(16,120,117)	(2,503,693)	(27,033,398)

Net decrease	(905,003)	$(10,136,732)	(1,195,357)	$(12,878,389)

Investor B

Shares sold	219,177	$2,450,596	849,455	$9,195,014
Shares issued to shareholders in reinvestment of dividends	75,549	844,542	252,558	2,736,145

Total issued	294,726	3,295,138	1,102,013	11,931,159
Shares redeemed and automatic conversion of shares	(1,452,357)	(16,203,758)	(3,107,882)	(33,620,814)

Net decrease	(1,157,631)	$(12,908,620)	(2,005,869)	$(21,689,655)

Investor B1

Shares sold and automatic conversion of shares	54,864	$612,632	175,399	$1,897,416
Shares issued to shareholders in reinvestment of dividends	14,229	159,103	45,104	488,506

Total issued	69,093	771,735	220,503	2,385,922
Shares redeemed	(207,347)	(2,309,565)	(658,312)	(7,094,737)

Net decrease	(138,254)	$(1,537,830)	(437,809)	$(4,708,815)

Investor B2

Shares sold and automatic conversion of shares	—	—	2,401	$25,596
Shares issued to shareholders in reinvestment of dividends	95	$1,069	377	4,088

Total issued	95	1,069	2,778	29,684
Shares redeemed	(3,622)	(40,470)	(17,261)	(186,966)

Net decrease	(3,527)	$(39,401)	(14,483)	$(157,282)

Investor C

Shares sold	4,685,410	$52,268,826	8,570,033	$92,681,173
Shares issued to shareholders in reinvestment of dividends	272,431	3,043,308	616,043	6,686,464

Total issued	4,957,841	55,312,134	9,186,076	99,367,637
Shares redeemed	(3,286,574)	(36,643,081)	(4,863,092)	(52,885,738)

Net increase	1,671,267	$18,669,053	4,322,984	$46,481,899

24	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (concluded)	BlackRock Total Return Fund

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

	Shares	Amount	Shares	Amount

Investor C1

Shares sold and automatic conversion of shares	393,037	$4,378,461	837,912	$9,057,851
Shares issued to shareholders in reinvestment of dividends	242,122	2,707,156	700,548	7,594,136

Total issued	635,159	7,085,617	1,538,460	16,651,987
Shares redeemed	(2,067,137)	(23,062,117)	(4,209,935)	(45,596,188)

Net decrease	(1,431,978)	$(15,976,500)	(2,671,475)	$(28,944,201)

Investor C2

Shares sold and automatic conversion of shares	55,194	$615,459	134,720	$1,452,965
Shares issued to shareholders in reinvestment of dividends	12,902	144,150	38,082	412,439

Total issued	68,096	759,609	172,802	1,865,404
Shares redeemed	(181,305)	(2,022,487)	(378,980)	(4,093,677)

Net decrease	(113,209)	$(1,262,878)	(206,178)	$(2,228,273)

Class R

Shares sold	624,496	$6,954,529	1,384,316	$15,017,437
Shares issued to shareholders in reinvestment of dividends	61,572	688,670	177,836	1,928,463

Total issued	686,068	7,643,199	1,562,152	16,945,900
Shares redeemed	(1,172,911)	(13,091,490)	(2,153,410)	(23,375,308)

Net decrease	(486,843)	$(5,448,291)	(591,258)	$(6,429,408)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	25

Portfolio Information	Master Total Return Portfolio

As of March 31, 2011

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	56%
Corporate Bonds	15
U.S. Treasury Obligations	14
Non-Agency Mortgage-Backed Securities	8
Asset-Backed Securities	3
Floating Rate Loan Interests	1
Foreign Agency Obligations	1
Taxable Municipal Bonds	1
Common Stocks	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	84%
AA/Aa	3
A/A	5
BBB/Baa	5
BB/Ba	1
B/B	2

[1]	Using the higher of Standard & Poor’s Corporation (“S&P’s”) or Moody’s Investors Service, Inc. (“Moody’s”).

[2]	Include US Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment advisor.

26	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC (a):
Series 2004-A, Class A1, 0.57%, 9/15/45 (b)	USD	3,639	$3,323,642
Series 2010-1A, Class A, 5.56%, 7/15/59		9,398	9,859,575
Series 2010-2A, Class A, 4.07%, 1/15/48		4,788	4,650,280
Series 2010-3A, Class A, 3.82%, 12/15/48		9,151	8,843,135
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.62%, 12/25/33		581	486,231
Series 2005-ASP1, Class M1, 0.94%, 9/25/35		11,203	2,816,972
Series 2006-CW1, Class A2C, 0.40%, 7/25/36		1,680	831,279
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.55%, 11/25/34 (b)		430	397,129
Bear Stearns Asset-Backed Securities Trust (b):
Series 2005-4, Class A, 0.58%, 1/25/36		287	285,450
Series 2006-HE10, Class 21A1, 0.32%, 12/25/36		3,710	3,461,861
Capital One Multi-Asset Execution Trust (b):
Series 2006-A5, Class A5, 0.28%, 1/15/16		3,310	3,297,611
Series 4-3C, 6.63%, 4/19/17	GBP	3,400	5,602,135
Carrington Mortgage Loan Trust, Class A1 (b):
Series 2006-NC5, 0.30%, 1/25/37	USD	81	79,619
Series 2007-RFC1, 0.30%, 12/25/36		548	527,966
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.32%, 5/16/16 (b)		26,370	26,768,203
Series 2009-A12, Class A12, 3.35%, 8/15/16		5,860	6,014,148
Series 2009-A13, Class A13, 5.35%, 8/15/18		9,045	9,841,296
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.57%, 9/25/33		909	783,102
Series 2004-5, Class A, 0.70%, 10/25/34		1,245	1,080,412
Series 2006-13, Class 3AV2, 0.40%, 1/25/37		2,424	1,718,770
Series 2006-17, Class 2A2, 0.40%, 3/25/47		1,181	805,375
Series 2006-22, Class 2A1, 0.30%, 5/25/47		6	6,243
Series 2006-25, Class 2A1, 0.32%, 6/25/47		74	73,306
Series 2007-1, Class 2A1, 0.30%, 7/25/37		178	172,857
Series 2007-11, Class 2A1, 0.31%, 6/25/47		45	44,249
Series 2007-12, Class 2A1, 0.60%, 8/25/47		88	83,227
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.47%, 4/25/33 (b)		15	13,907
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class B, 0.77%, 6/15/13 (b)		3,830	3,822,031
GMAC 93, 7.43%, 12/01/22		8,923	8,922,686
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.32%, 3/25/36 (b)		35	19,338

Asset-Backed Securities		Par (000)	Value

Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	4,369	$6,237,083
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (b)	USD	186	181,202
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (b)		8,593	3,564,273
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A, 5.55%, 12/10/65		2,500	1,700,000
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.56%, 12/25/34 (b)		820	749,862
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.42%, 8/23/27 (b)		11,905	11,246,704
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.52%, 6/25/35 (b)		2,543	2,451,653
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.57%, 7/25/33 (b)		1,954	1,702,556
RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (b)		7,082	5,703,812
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.54%, 7/25/33 (b)		842	531,522
SLM Student Loan Trust (b):
Series 2003-A, Class A2, 0.75%, 9/15/20		3,422	3,289,397
Series 2004-B, Class A2, 0.51%, 6/15/21		6,185	5,921,017
Series 2008-5, Class A3, 1.60%, 1/25/18		9,520	9,782,886
Series 2008-5, Class A4, 2.00%, 7/25/23		30,815	32,217,409
Series 2009-B, Class A1, 6.22%, 7/15/42 (a)		10,082	9,742,204
Series 2010-C, Class A1, 1.87%, 12/15/17 (a)		7,415	7,470,264
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		7,560	7,559,289
Series 2011-S1A, Class C, 2.01%, 8/15/16		6,830	6,829,758
Series 2011-WO, Class C, 3.19%, 10/15/15		6,580	6,645,800
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		8,380	8,398,110
Series 2010-2, Class C, 3.89%, 7/17/17		9,885	10,153,696
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		7,668	7,676,334
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		8,015	8,011,431
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		6,205	6,205,087
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		6,586	6,585,514
Scholar Funding Trust, Series 2011-A, Class A, 1.21%, 10/28/43 (a)(b)		6,465	6,294,324

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMR	Airport and Marina Revenue Bonds
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Renminbi
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offer Rate
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Poland Zloty
RB	Revenue Bonds
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish New Lira
TWD	Taiwanese Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	27

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Small Business Administration, Class 1:
Series 2002-P10, 5.20%, 8/10/12	USD	88	$91,793
Series 2003-P10A, 4.52%, 2/10/13		9	9,563
Series 2004-P10, 4.50%, 2/10/14		211	220,837
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.36%, 10/25/36 (b)		310	302,816
Structured Asset Securities Corp.:
Series 2003-Al2, Class A, 3.36%, 1/25/31 (a)		472	433,357
Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (b)		2,440	1,821,572
Series 2006-BC6, Class A2, 0.33%, 1/25/37 (b)		3,062	3,007,437
Series 2007-BC1, Class A2, 0.31%, 2/25/37 (b)		568	556,853

Total Asset-Backed Securities — 7.0%			287,927,450

Common Stocks	Shares

Media — 0.0%
CBS Corp., Class B	41,800	1,046,672
McClatchy Co., Class A (c)	278,667	947,468

		1,994,140

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	5,000	277,750
Newmont Mining Corp.	36,667	2,001,285

		2,279,035

Multiline Retail — 0.0%
Macy’s, Inc.	52,500	1,273,650

Total Common Stocks — 0.1%		5,546,825

Corporate Bonds		Par (000)

Aerospace & Defense — 0.1%
Finmeccanica Finance SA, 5.25%, 1/21/22	EUR	2,200	3,072,492

Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,925	2,923,815

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		25,510	26,240,759
5.38%, 1/15/20		8,165	8,763,511

			35,004,270

Capital Markets — 2.2%
CDP Financial, Inc. (a):
3.00%, 11/25/14		17,845	18,189,997
4.40%, 11/25/19		10,420	10,513,520
Credit Suisse AG, 5.40%, 1/14/20		2,820	2,848,132
Credit Suisse Group Finance US, Inc., 3.63%, 9/14/20 (b)	EUR	2,200	2,969,361
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	USD	7,960	8,547,790
3.70%, 8/01/15		15,790	15,906,514
3.63%, 2/07/16		3,385	3,353,015
5.38%, 3/15/20		1,285	1,304,706
6.00%, 6/15/20		4,105	4,339,498

Corporate Bonds		Par (000)	Value

Capital Markets (concluded)
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)	USD	7,360	$736
Morgan Stanley:
2.81%, 5/14/13 (b)		17,250	17,857,942
4.00%, 7/24/15		4,450	4,522,446

			90,353,657

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20		8,178	9,282,030
The Dow Chemical Co., 4.25%, 11/15/20		4,835	4,617,585

			13,899,615

Commercial Banks — 8.4%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (a)		26,115	25,096,672
Bank Nederlandse Gemeenten, 1.50%, 3/28/14 (a)		25,925	25,749,687
Bank of Nova Scotia, 1.65%, 10/29/15 (a)		37,920	36,266,222
Bank of Scotland Plc, 5.00%, 11/21/11 (a)		340	347,747
Barclays Bank Plc, 6.00%, 1/14/21	EUR	1,500	2,062,384
CIT Group, Inc.:
7.00%, 5/01/17	USD	5,499	5,506,144
6.63%, 4/01/18 (a)		3,332	3,380,711
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		18,975	18,999,250
Corporacion Andina de Fomento, 6.88%, 3/15/12		5,125	5,370,631
Dexia Credit Local SA, 2.38%, 9/23/11 (a)		1,300	1,309,277
Discover Bank:
8.70%, 11/18/19		5,699	6,827,761
7.00%, 4/15/20		10,720	11,794,165
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		38,815	37,566,710
2.90%, 3/29/16		29,245	29,068,945
Eksportfinans ASA:
0.50%, 4/05/13 (b)(e)		7,305	7,305,000
2.00%, 9/15/15		23,620	23,105,509
5.50%, 5/25/16		8,025	9,009,724
5.50%, 6/26/17		275	307,778
European Investment Bank:
2.88%, 1/15/15		25,000	25,873,925
2.75%, 3/23/15		15,000	15,437,895
HSBC Holdings Plc, 6.25%, 3/19/18	EUR	1,100	1,667,762
Oversea-Chinese Banking Corp., Ltd., 3.75%, 11/15/22 (b)	USD	5,000	4,687,975
Royal Bank of Canada, 3.13%, 4/14/15 (a)		25,970	26,626,859
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (a)		17,090	16,914,913
UniCredit SpA, 5.00%, 2/01/16	GBP	1,250	1,778,561

			342,062,207

Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	USD	2,590	2,548,394

Consumer Finance — 0.4%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		3,018	3,220,963
SLM Corp.:
5.40%, 10/25/11		6,000	6,121,662
6.25%, 1/25/16		7,120	7,422,600
Series A, 0.59%, 1/27/14 (b)		35	33,195

			16,798,420

See Notes to Financial Statements.

28	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services — 3.0%
Ally Financial, Inc., 8.00%, 3/15/20	USD	7,490	$8,154,738
Bank of America Corp.:
3.63%, 3/17/16		3,385	3,337,332
5.63%, 7/01/20		6,905	7,089,198
Citigroup, Inc.:
4.75%, 5/19/15		6,215	6,514,588
4.59%, 12/15/15		6,475	6,695,467
5.38%, 8/09/20		5,705	5,873,029
General Electric Capital Corp.:
5.50%, 1/08/20		10,675	11,294,342
5.30%, 2/11/21		4,125	4,189,635
JPMorgan Chase & Co.:
0.94%, 2/26/13 (b)		5,410	5,446,144
2.60%, 1/15/16		7,535	7,274,636
3.45%, 3/01/16		3,660	3,646,930
4.25%, 10/15/20		50	47,786
JPMorgan Chase Bank NA:
6.00%, 7/05/17		13,805	15,163,025
Series BKNT, 6.00%, 10/01/17		10,900	11,922,071
Novus USA Trust, 1.56%, 11/18/11 (a)(b)		9,340	9,296,971
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		8,150	8,618,625
Reynolds Group Issuer, Inc., 7.13%, 4/15/19 (a)		5,000	5,125,000
TMX Finance LLC, 13.25%, 7/15/15 (a)		4,000	4,440,000

			124,129,517

Diversified Telecommunication Services — 1.5%
GTE Corp., 6.84%, 4/15/18		8,030	9,279,902
Level 3 Financing, Inc.:
8.75%, 2/15/17		1,009	1,001,433
10.00%, 2/01/18		2,010	2,012,512
9.38%, 4/01/19 (a)		2,018	1,952,415
Portugal Telecom International Finance BV, 5.00%, 11/04/19	EUR	2,000	2,433,945
Qwest Communications International, Inc., 8.00%, 10/01/15	USD	3,765	4,155,619
Qwest Corp., 8.38%, 5/01/16		2,625	3,123,750
Telefonica Emisiones SAU:
4.95%, 1/15/15		9,325	9,839,003
4.75%, 2/07/17	EUR	3,300	4,719,030
Verizon Communications, Inc.:
8.75%, 11/01/18	USD	7,832	10,020,621
6.40%, 2/15/38		11,443	11,989,151

			60,527,381

Electric Utilities — 0.7%
EnBW International Finance BV, 6.13%, 7/07/39	EUR	3,200	4,839,495
Florida Power & Light Co.:
5.63%, 4/01/34	USD	150	154,053
4.95%, 6/01/35		25	23,593
5.95%, 2/01/38		3,645	3,922,669
Florida Power Corp., 6.40%, 6/15/38		2,646	2,972,413
Hydro-Quebec, 8.40%, 1/15/22		8,220	11,140,936
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	3,036,008
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,815	2,896,348

			28,985,515

Electrical Equipment — 0.1%
Alstom SA, 4.13%, 2/01/17	EUR	3,650	5,096,525

Corporate Bonds		Par (000)	Value

Energy Equipment & Services — 0.1%
Ensco Plc:
3.25%, 3/15/16	USD	1,880	$1,873,085
4.70%, 3/15/21		3,915	3,886,053

			5,759,138

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		2,343	2,388,609

Food Products — 0.6%
Kraft Foods, Inc.:
6.50%, 8/11/17		6,049	6,897,989
5.38%, 2/10/20		15,290	16,142,356
6.50%, 2/09/40		3,055	3,263,003

			26,303,348

Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%, 8/01/19		3,478	3,887,848

Health Care Providers & Services — 0.4%
HCA, Inc., 7.25%, 9/15/20		7,975	8,533,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		2,475	2,722,500
10.00%, 5/01/18		147	172,174
8.88%, 7/01/19		5,365	6,116,100

			17,544,024

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		4,505	4,110,812
International Game Technology, 7.50%, 6/15/19		11,199	12,714,673

			16,825,485

Household Durables — 0.2%
Standard Pacific Corp., 8.38%, 1/15/21 (a)		6,895	7,127,706

IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19 (e)		5,700	5,792,625
12.63%, 1/15/21		6,590	7,150,150
iPayment Investors LP, 12.75%, 7/15/14 (a)(f)		585	544,087

			13,486,862

Independent Power Producers &
Energy Traders — 0.2%
AES Red Oak LLC, Series B, 9.20%, 11/30/29		50	50,250
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		6,300	6,675,952

			6,726,202

Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%, 12/01/15 (a)		2,500	2,700,000

Insurance — 2.7%
American International Group, Inc., 8.18%, 5/15/58 (b)		1,280	1,377,600
Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (b)		13,275	12,918,075
ING Verzekeringen NV, 6.38%, 5/07/27 (b)	EUR	2,200	2,930,756
Lincoln National Corp., 7.00%, 6/15/40	USD	2,860	3,264,495
MBIA Insurance Corp., 14.00%, 1/15/33 (a)(b)		1,400	770,000
Manulife Financial Corp., 3.40%, 9/17/15		12,215	12,254,967
MetLife, Inc.:
4.75%, 2/08/21		3,617	3,625,247
5.88%, 2/06/41		2,425	2,445,035
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,540,306
2.50%, 1/11/13		24,245	24,661,675
5.13%, 4/10/13		11,825	12,619,132
5.13%, 6/10/14		1,600	1,734,066

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	29

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	10,790	$11,488,555
5.38%, 6/21/20		1,905	1,983,673
Scottish Widows Plc, 5.13% (b)(g)	GBP	3,225	4,371,671
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	USD	4,665	5,259,913
XL Capital Ltd., Series E, 6.50% (b)(g)		1,920	1,761,600

			112,006,766

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		1,570	1,569,788

Machinery — 0.1%
Navistar International Corp., 3.00%, 10/15/14 (h)		1,920	2,899,200

Media — 4.1%
CBS Corp.:
8.88%, 5/15/19		5,530	6,944,038
5.75%, 4/15/20		2,820	2,982,601
CCH II LLC, 13.50%, 11/30/16		12,770	15,292,075
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,854	2,025,495
Series B, 9.25%, 12/15/17		10,177	11,156,536
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,010,888
Comcast Corp.:
5.88%, 2/15/18		6,350	7,000,234
6.45%, 3/15/37		3,686	3,776,049
Cox Communications, Inc., 8.38%, 3/01/39 (a)		6,180	7,844,595
DIRECTV Holdings LLC, 3.13%, 2/15/16		15,303	15,081,076
Discovery Communications LLC, 3.70%, 6/01/15		4,410	4,555,799
NBC Universal Media LLC (a):
5.15%, 4/30/20		9,743	10,041,613
4.38%, 4/01/21		9,695	9,281,896
The New York Times Co., 6.63%, 12/15/16 (a)		20,100	20,301,000
News America, Inc.:
4.50%, 2/15/21 (a)		6,965	6,823,827
6.40%, 12/15/35		5,210	5,360,303
6.15%, 2/15/41 (a)		8,360	8,290,144
Time Warner Cable, Inc.:
5.00%, 2/01/20		3,470	3,508,253
5.88%, 11/15/40		5,025	4,721,736
Time Warner, Inc.:
4.70%, 1/15/21		2,080	2,071,156
6.10%, 7/15/40		1,370	1,340,946
UPC Germany GmbH, 8.13%, 12/01/17 (a)		5,000	5,262,500
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		3,740	4,085,950
7.00%, 1/15/18	GBP	1,769	3,068,422
5.25%, 1/15/21 (a)	USD	4,870	4,886,592

			168,713,724

Metals & Mining — 0.4%
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		2,260	2,231,199
4.88%, 4/01/21		2,820	2,781,566
6.25%, 10/01/40		1,830	1,817,788
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		2,800	2,618,417
Novelis, Inc., 8.75%, 12/15/20 (a)		7,305	8,035,500

			17,484,470

Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (f)		6,985	8,050,212

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16	USD	3,660	$3,979,829
Arch Coal, Inc., 7.25%, 10/01/20		8,855	9,496,988
BP Capital Markets Plc:
3.13%, 3/10/12		11,530	11,783,406
3.13%, 10/01/15		3,660	3,680,463
Chesapeake Energy Corp., 6.63%, 8/15/20		6,230	6,634,950
Consol Energy, Inc.:
8.00%, 4/01/17		5,166	5,656,770
8.25%, 4/01/20		2,884	3,197,635
Enterprise Products Operating LLC:
5.20%, 9/01/20		3,522	3,632,848
6.13%, 10/15/39		4,600	4,578,380
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41		1,174	1,184,134
Marathon Petroluem Corp., 6.50%, 3/01/41 (a)		8,300	8,386,013
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	7,373,016
6.50%, 9/15/37		25	27,648
Nexen, Inc., 7.50%, 7/30/39		6,395	7,200,917
Peabody Energy Corp., 6.50%, 9/15/20		8,228	8,824,530
Petrobras International Finance Co.:
3.88%, 1/27/16		16,555	16,665,670
5.88%, 3/01/18		3,775	3,998,665
5.75%, 1/20/20		15,835	16,335,924
Petrohawk Energy Corp., 7.25%, 8/15/18		8,963	9,231,890
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		6,400	6,336,467
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		935	1,038,979
Valero Energy Corp.:
6.13%, 2/01/20		2,820	3,050,027
6.63%, 6/15/37		705	710,608

			143,005,757

Paper & Forest Products — 0.1%
International Paper Co.:
5.30%, 4/01/15		471	507,579
7.30%, 11/15/39		3,305	3,697,509

			4,205,088

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 6.88%, 8/01/97		85	95,419
Merck & Co., Inc., 4.00%, 6/30/15		4,890	5,208,290
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		4,610	4,655,067

			9,958,776

Real Estate Investment Trusts (REITs) — 0.1%
Kimco Realty Corp., 6.88%, 10/01/19		1,980	2,310,248
Mack-Cali Realty LP, 7.75%, 8/15/19		1,825	2,199,025

			4,509,273

Real Estate Management &
Development — 0.1%
IVG Immobilien AG, 8.00% (b)(g)	EUR	600	705,762
Realogy Corp., 7.88%, 2/15/19 (a)	USD	5,260	5,220,550

			5,926,312

Road & Rail — 0.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		6,460	6,766,850
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		8,660	8,770,095

			15,536,945

Software — 0.2%
Oracle Corp. (a):
3.88%, 7/15/20		4,150	4,078,338
5.38%, 7/15/40		3,405	3,314,141

			7,392,479

See Notes to Financial Statements.

30	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Thrifts & Mortgage Finance — 1.4%
Cie de Financement Foncier, 2.25%, 3/07/14 (a)	USD	8,300	$8,299,701
MGIC Investment Corp., 5.38%, 11/01/15		8,010	7,509,375
The PMI Group, Inc., 6.00%, 9/15/16		13,350	10,348,986
Radian Group, Inc.:
5.63%, 2/15/13		13,350	13,183,125
5.38%, 6/15/15		13,350	11,848,125
3.00%, 11/15/17 (h)		4,347	3,955,770

			55,145,082

Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20		10,400	10,686,031

Wireless Telecommunication Services — 1.0%
Cricket Communications, Inc., 7.75%, 5/15/16		3,869	4,110,812
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		13,730	14,881,302
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)(e)		4,072	4,077,090
Sprint Capital Corp., 6.88%, 11/15/28		2,193	2,023,043
Vodafone Group Plc, 4.15%, 6/10/14		13,325	14,126,632

			39,218,879

Total Corporate Bonds — 35.1%			1,434,459,812

Floating Rate Loan Interests (b)

Capital Markets — 0.1%
Nuveen Investments, Inc., Extended Term Loan (First Lien), 5.81%, 5/13/17	3,000	2,999,043

Chemicals — 0.2%
Styron Sarl, Term Loan B, 6.00%, 7/27/17	6,983	7,011,596

Energy Equipment & Services — 0.1%
MEG Energy Corp., Term Loan B, 4.00%, 3/14/18	3,000	3,016,500

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 7.00%, 9/29/16	2,000	2,007,500
Del Monte Corp., Term Loan B, 5.25%, 2/01/18	10,000	10,001,560

		12,009,060

Health Care Providers & Services — 0.0%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B2, 4.75%, 8/04/16	1,995	1,996,662

Hotels, Restaurants & Leisure — 0.4%
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.30%, 1/28/15	10,000	9,248,440
Term Loan B-3, 3.30%, 1/28/15	4,000	3,699,376
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/16/17	3,990	4,011,199

		16,959,015

IT Services — 0.2%
First Data Corp., Initial Tranche B-2 Term Loan, 3.00%, 9/24/14	6,000	5,744,064
TransUnion LLC, Replacement Term Loan, 4.75%, 2/03/18	2,000	2,004,500

		7,748,564

Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., Term Loan B, 4.50%, 3/04/18	2,000	2,007,222

Floating Rate Loan Interests (b)		Par (000)	Value

Media — 0.6%
Intelsat Jackson Holdings SA (FKA Intel Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 3/07/18	USD	14,500	$14,581,475
Interactive Data Corp., Term Loan, 4.75%, 2/08/18		3,500	3,509,975
UPC Broadband Holding BV, Term U, 4.96%, 12/31/17	EUR	3,150	4,445,325
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	2,000	2,012,500

			24,549,275

Metals & Mining — 0.1%
Walter Energy, Inc., Term Loan B, 2/04/18		3,000	3,015,750

Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		30,373	30,980,712

Professional Services — 0.1%
Booz Allen Hamilton, Inc., Term Loan B, 4.00%, 8/01/17		3,500	3,523,125

Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		2,000	1,980,312

Real Estate Management &
Development — 0.1%
Realogy Corp.:
Term Loan B, 4.56%, 10/16/16		2,742	2,579,371
Term Loan C, 4.49%, 10/16/16		258	242,504

			2,821,875

Specialty Retail — 0.2%
General Nutrition Centers, Inc., Term Loan B, 4.25%, 2/15/18		3,000	2,997,189
J. Crew Group, Inc., Term Loan B, 4.75%, 2/01/18		4,000	3,983,544

			6,980,733

Wireless Telecommunication Services — 0.1%
MetroPCS Wireless, Inc., Term Loan B, 4.00%, 3/31/18		4,000	3,998,000

Total Floating Rate Loan Interests — 3.2%			131,597,444

Foreign Agency Obligations

Bundesrepublik Deutschland, Series 06, 3.75%, 1/04/17	EUR	30,045	44,594,015
Hellenic Republic Government Bond, 3.60%, 7/20/16		3,274	2,842,861
Ireland Government Bond, 4.50%, 4/18/20		3,275	3,144,487
Mexico Government International Bond:
6.38%, 1/16/13	USD	2,818	3,064,575
5.63%, 1/15/17		3,840	4,235,520
Portugal Obrigacoes do Tesouro OT, 3.35%, 10/15/15	EUR	3,650	4,136,136
United Mexican States, Series A, 5.13%, 1/15/20	USD	1,645	1,720,670

Total Foreign Agency Obligations — 1.6%			63,738,264

Investment Companies	Shares

iShares JPMorgan USD Emerging Markets Bond Fund (i)	114,500	12,209,135

Total Investment Companies — 0.3%		12,209,135

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	31

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations — 8.5%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 4A1, 5.40%, 10/25/35 (b)	USD	10,952	$10,069,492
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.43%, 5/17/60 (a)(b)		13,470	13,441,417
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.22%, 12/25/35 (a)(b)(i)		9	9,113
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		585	566,062
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		20,447	15,935,271
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		13	15,049
Countrywide Alternative Loan Trust:
Series 2005-21B, Class A17, 6.00%, 6/25/35		17,488	16,284,654
Series 2006-01A0, Class 1A1, 1.15%, 8/25/46 (b)		2,722	1,623,578
Series 2006-0A21, Class A1, 0.44%, 3/20/47 (b)		25,782	15,058,271
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		7,794	5,314,046
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		15,506	11,354,879
Countrywide Home Loan Mortgage Pass-Through Trust (b):
Series 2004-29, Class1A1, 0.52%, 2/25/35		961	815,017
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46		4,385	2,673,933
Series 2006-0A5, Class 3A1, 0.45%, 4/25/46		7,123	4,653,843
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		4,012	3,335,512
Series 2010-20R, Class 9A1, 3.18%, 1/27/36 (a)(b)		9,098	8,369,882
Series 2011-2R, Class 1A1, 5.16%, 3/27/37 (a)(b)		7,975	7,848,333
Series 2011-2R, Class 2A1, 4.42%, 7/27/36 (a)(b)		18,950	19,189,905
Series 2011-5R, Class 3A1, 5.88%, 9/27/47 (a)(b)		9,045	8,683,200
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (b):
Series 2005-2, Class 1A1, 0.65%, 4/25/35		1,610	1,332,544
Series 2006-0A1, Class A1, 0.45%, 2/25/47		8,507	5,681,934
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		2,865	2,676,544
GSR Mortgage Loan Trust:
Series 2005-AR2, Class 2A1, 2.74%, 4/25/35 (b)		7,050	6,358,203
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (b)		9,221	9,135,827
Series 2006-2F, Class 2A2, 5.75%, 2/25/36		1,878	1,707,581
Harborview Mortgage Loan Trust (b):
Series 2005-8, Class 1A2A, 0.58%, 9/19/35		1,409	970,195
Series 2005-10, Class 2A1A, 0.56%, 11/19/35		9,190	6,343,863
Series 2006-11, Class A1A, 0.42%, 12/19/36		873	577,407
Homebanc Mortgage Trust (b):
Series 2005-4, Class A1, 0.52%, 10/25/35		26,585	20,197,331
Series 2006-2, Class A1, 0.43%, 12/25/36		8,185	6,277,412
Impac CMB Trust, Series 2005-6, Class 1A2, 0.39%, 10/25/35 (b)		494	314,558

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Impac Secured Assets CMN Owner Trust, Series 2004-3 (b):
Class 1A4, 0.65%, 11/25/34	USD	1,254	$1,199,149
Class M1, 1.15%, 11/25/34		11,950	5,284,613
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		6,787	6,672,179
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,933	1,889,118
Luminent Mortgage Trust, Series 2006-7, Class 1A1, 0.43%, 12/25/36 (b)		16,013	10,102,280
Residential Accredit Loans, Inc.:
Series 2006-QS4, Class A9, 6.00%, 4/25/36		6,671	4,638,240
Series 2007-QS1, Class 2A10, 6.00%, 1/25/37		4,356	2,899,140
Series 2007-QS5, Class A1, 5.50%, 3/25/37		6,636	4,589,661
Structured Adjustable Rate Mortgage Loan Trust (b):
Series 2005-19XS, Class 1A1, 0.57%, 10/25/35		9,955	6,930,596
Series 2007-3, Class 2A1, 5.51%, 4/25/37		21,766	15,679,414
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (b)		864	753,742
WaMu Mortgage Pass-Through Certificates (b):
Series 2006-AR11, Class 1A, 1.28%, 9/25/46		1,148	770,690
Series 2006-AR18, Class 1A1, 5.12%, 1/25/37		21,565	16,791,929
Series 2007-0A4, Class 1A, 1.09%, 5/25/47		4,518	3,154,509
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2006-AR2, Class 2A5, 2.77%, 3/25/36		31,805	27,352,383
Series 2006-AR3, Class A4, 5.47%, 3/25/36		23,348	20,611,178
Series 2006-AR12, Class 2A1, 5.89%, 9/25/36		4,704	4,252,687
Series 2006-AR15, Class A1, 5.37%, 10/25/36		4,626	4,068,315

			344,454,679

Commercial Mortgage-Backed Securities — 11.4%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	865,529
Series 2006-2, Class A4, 5.74%, 5/10/45 (b)		5,460	5,930,036
Series 2006-4, Class A4, 5.63%, 7/10/46		15,100	16,264,551
Series 2006-4, Class AM, 5.68%, 7/10/46		3,050	3,121,607
Series 2006-5, Class AM, 5.45%, 9/10/47		1,110	1,099,880
Series 2007-1, Class A4, 5.45%, 1/15/49		8,950	9,417,992
Series 2007-3, Class A4, 5.80%, 6/10/49 (b)		7,000	7,393,439
Bank of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.88%, 7/10/42 (b)		2,840	3,002,142
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		178	183,382
Series 2004-PWR6, Class A6, 4.83%, 11/11/41		440	464,594
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		1,350	1,390,196
Series 2006-PW11, Class A4, 5.62%, 3/11/39 (a)(b)		175	190,174
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)		9,880	10,564,780

See Notes to Financial Statements.

32	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CS First Boston Mortgage Securities Corp.:
Series 2001-CK6, Class A3, 6.39%, 8/15/36	USD	432	$437,359
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		230	236,974
Series 2002-CP5, Class A1, 4.11%, 12/15/35		4,258	4,308,676
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,665,349
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,038,857
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.86%, 5/15/43		860	909,741
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		11,789	12,672,037
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		6,535	6,680,029
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		446	483,013
Commercial Mortgage Pass-Through Certificates:
Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		9,900	9,932,453
Series 2006-C8, Class A4, 5.31%, 12/10/46		6,000	6,325,973
Series 2007-C9, Class A4, 5.81%, 12/10/49 (b)		5,384	5,842,305
Series 2007-C9, Class AAB, 6.01%, 12/10/49 (b)		175	186,095
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		27,695	27,241,624
Class C, 4.86%, 11/05/27		11,050	11,224,087
Class D, 5.50%, 11/05/27		7,605	7,691,958
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.42%, 8/15/33		364	364,387
GE Capital Commercial Mortgage Corp.:
Series 2001-1, Class B, 6.72%, 5/15/33		225	224,765
Series 2001-3, Class A2, 6.07%, 6/10/38		1,603	1,630,133
Series 2007-C1, Class A2, 5.42%, 12/10/49		38,422	39,021,829
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2, 5.65%, 5/10/40 (b)		2,775	2,965,315
Series 2003-C3, Class A4, 5.02%, 4/10/40		2,325	2,473,654
Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		1,980	1,965,221
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,625	1,642,480
Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	13,926,367
Series 2006-GG8, Class A4, 5.56%, 11/10/39		5,000	5,377,709
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,467,310
Series 2005-GG3, Class AAB, 4.62%, 8/10/42		716	740,092
Series 2006-GG7, Class A4, 5.89%, 7/10/38 (b)		467	510,477
Series 2006-GG7, Class AJ, 6.08%, 7/10/38 (b)		3,370	3,252,358
Series 2006-GG7, Class AM, 6.08%, 7/10/38 (b)		3,509	3,641,913
Series 2007-GG9, Class A4, 5.44%, 3/10/39		5,135	5,435,209

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35	USD	788	$793,826
Series 2001-CIB2, Class A3, 6.43%, 4/15/35		9,068	9,109,286
Series 2001-CIB3, Class A3, 6.47%, 11/15/35		3,011	3,049,864
Series 2004-CBX, Class A5, 4.65%, 1/12/37		900	928,655
Series 2006-CB14, Class AM, 5.62%, 12/12/44 (b)		3,735	3,769,343
Series 2007-LD1, Class A2, 5.99%, 6/15/49 (b)		37,000	38,174,617
Series 2010-C2, Class A3, 4.07%, 11/15/43 (a)		3,500	3,364,748
Series 2010-C2, Class C, 5.72%, 11/15/43 (a)(b)		3,500	3,531,794
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A3, 4.56%, 9/15/27 (b)		195	198,199
Series 2005-C1, Class AAB, 4.57%, 2/15/30		818	848,148
Series 2005-C2, Class A5, 5.15%, 4/15/30 (b)		7,000	7,485,699
Series 2006-C4, Class AM, 6.10%, 6/15/38 (b)		1,402	1,490,144
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,410	1,430,854
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,000	4,247,870
Series 2007-C2, Class A3, 5.43%, 2/15/40 (a)		175	184,401
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		8,960	9,536,599
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		6,402	6,400,721
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,231,283
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		5,026	5,245,788
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		8,900	9,455,797
Series 2007-HQ11, Class A2, 5.36%, 2/12/44		13,000	13,273,814
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		218	225,133
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33		729	731,561
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A, 5.81%, 8/12/45 (a)(b)		13,860	14,973,289
Prudential Mortgage Capital Funding, LLC, Series 2001-Rock, Class A2, 6.61%, 5/10/34		250	249,568
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		14,233	15,589,120
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class A3, 6.50%, 11/13/36		3,751	3,801,688
Titan Europe Plc, Series 2006-4FSX, Class A1, 4.82%, 9/03/14 (b)	GBP	1,706	2,682,666

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	33

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.38%, 10/15/44 (b)	USD	1,617	$1,643,496
Series 2006-C28, Class A2, 5.50%, 10/15/48		7,442	7,524,214
Series 2006-C29, Class A4, 5.31%, 11/15/48		7,110	7,616,786
Series 2007-C33, Class A4, 6.10%, 2/15/51 (b)		16,380	17,540,073

			465,733,095

Interest Only Commercial Mortgage-Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 2.10%, 5/25/36 (a)(b)		4,743	90,051

Total Non-Agency Mortgage-Backed Securities — 19.9%			810,277,825

Preferred Securities

Capital Trusts

Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86% (b)(g)		3,101	3,007,970
Goldman Sachs Capital II, 5.79% (b)(g)		3,190	2,751,375
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(g)		1,888	189
State Street Capital Trust IV, 1.31%, 6/01/67 (b)		770	635,363
UBS Preferred Funding Trust V, 6.24% (b)(g)		645	636,937

			7,031,834

Commercial Banks — 0.1%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(g)		1,710	1,633,050
Barclays Bank Plc, 5.93% (a)(b)(g)		740	688,200
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		1,280	1,246,400
Wachovia Capital Trust III, 5.57% (b)(g)		635	582,613

			4,150,263

Diversified Financial Services — 0.3%
JPMorgan Chase & Co., 7.90% (b)(g)		10,835	11,854,682
JPMorgan Chase Capital XXIII, 1.31%, 5/15/77 (b)		770	637,333

			12,492,015

Insurance — 0.1%
Genworth Financial, Inc., 6.15%, 11/15/66 (b)		1,005	793,950
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		1,005	1,306,500
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,110	2,907,850
Swiss Re Capital I LP, 6.85% (a)(b)(g)		1,280	1,252,531

			6,260,831

Total Capital Trusts — 0.7%			29,934,943

Preferred Stocks		Shares

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (c)		110,000	187,000
Freddie Mac, Series Z, 8.38% (c)		120,000	204,000

			391,000

Total Preferred Stocks — 0.0%			391,000

Preferred Securities

Trust Preferreds		Shares	Value

Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36 (b)		640,000	$624,000

Diversified Financial Services — 0.5%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)(h)		5,900,000	6,466,400
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)(h)		12,500,000	12,680,785

			19,147,185

Total Trust Preferreds — 0.5%			19,771,185

Total Preferred Securities — 1.2%			50,097,128

Taxable Municipal Bonds		Par (000)

City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40	USD	2,225	2,135,911
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		5,540	6,279,978
New Jersey State Turnpike Authority, RB, Build America Bonds, 7.41%, 1/01/40		1,335	1,494,573
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.72%, 6/15/42		6,480	6,399,518
Second General Resolution, Series EE, 5.38%, 6/15/43		4,410	4,451,145
Second General Resolution, Series EE, 5.50%, 6/15/43		5,285	5,428,541
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		4,650	4,552,768
Port Authority of New York & New Jersey, RB, Consolidated:
158th Series, 5.86%, 12/01/24		105	108,172
159th Series, 6.04%, 12/01/29		3,275	3,344,790
State of California, GO, Various Purpose, Series 3, 5.45%, 4/01/15		20,425	21,781,833
University of California, RB, Build America Bonds, 5.95%, 5/15/45		4,255	3,846,690

Total Taxable Municipal Bonds — 1.5%			59,823,919

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.9%
Fannie Mae:
1.75%, 5/07/13 (j)		3,450	3,505,531
5.00%, 5/11/17 (j)		11,820	13,230,445
6.63%, 11/15/30		1,450	1,830,776
Federal Farm Credit Bank, 1.13%, 2/27/14		5,000	4,966,515
Federal Home Loan Banks, 1.00%, 12/28/11		4,300	4,321,977
Freddie Mac:
2.13%, 3/23/12		2,000	2,033,924
2.13%, 9/21/12		4,500	4,599,176
2.50%, 4/23/14 (j)		11,100	11,450,438
4.38%, 7/17/15 (j)		7,950	8,693,961
4.88%, 6/13/18 (j)		4,300	4,781,161
3.75%, 3/27/19		3,650	3,762,431
3.53%, 9/30/19		9,035	8,914,067
6.25%, 7/15/32		4,300	5,234,407

			77,324,809

See Notes to Financial Statements.

34	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 2004-29, Class HC, 7.50%, 7/25/30	USD	362	$380,523
Series 2005-48, Class AR, 5.50%, 2/25/35		56	61,091
Series 2006-26, Class QA, 5.50%, 6/25/26		68	68,175
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,600	4,959,248
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		1,045	1,124,704
Series 3068, Class VA, 5.50%, 10/15/16		6,797	6,964,300

			13,558,041

Commercial Mortgage-Backed Securities (Agency) — 0.0%
Freddie Mac Mortgage-Backed Securities, Series K003, Class A3, 4.32%, 12/25/15		105	110,097

Interest Only Collateralized Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed Securities:
Series 2009-106, Class SU, 5.93%, 5/20/37 (b)		19,997	2,362,138
Series 2010-121, Class IB, 5.00%, 8/20/40		15,565	2,864,372
Series 2010-43, Class JI, 5.00%, 9/20/37		25,421	4,197,124
Series 2010-165, Class IP, 4.00%, 4/20/38		39,710	7,200,594

			16,624,228

Mortgage-Backed Securities — 134.6%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (b)		5,162	5,263,880
3.15%, 3/01/41 (b)		6,960	7,095,309
3.32%, 12/01/40 (b)		10,087	10,248,356
3.50%, 1/01/26 – 4/01/26 (k)		145,549	146,091,896
4.00%, 4/01/26 – 4/15/41 (k)(l)		792,453	783,288,774
4.50%, 4/15/26 – 5/15/41 (k)(l)		1,047,152	1,068,624,880
5.00%, 4/15/26 – 5/15/41 (k)		789,957	826,275,740
5.02%, 8/01/38 (b)		9,819	10,433,413
5.50%, 9/01/32 – 5/15/41 (j)(k)		1,102,284	1,180,537,959
5.59%, 10/01/38 (b)		76	80,727
6.00%, 2/01/34 – 4/15/41 (j)(k)		325,855	354,691,869
6.28%, 8/01/11		916	915,734
6.50%, 4/15/41 (k)		55,700	62,427,502
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (b)(k)		7,802	7,958,910
4.50%, 12/01/40 – 4/01/41 (k)		147,722	150,300,260
5.00%, 7/01/35 – 4/15/41 (k)		393,849	412,244,033
5.31%, 2/01/37 (b)		155	162,505
5.50%, 2/01/37 – 4/15/41 (b)(k)		122,012	130,133,004
5.66%, 10/01/36 (b)		87	91,604
Ginnie Mae Mortgage-Backed Securities:
1.88%, 5/20/34 (b)		1,617	1,665,588
3.50%, 4/01/41 (k)		35,200	33,528,000
4.00%, 4/01/41 (k)		70,400	70,400,000
4.50%, 4/20/40 – 4/15/41 (k)		176,600	182,025,281
5.00%, 4/15/41 (k)		75,600	80,171,456
5.50%, 4/15/41 (k)		66,000	71,465,592

			5,596,122,272

Total U.S. Government Sponsored Agency Securities — 139.8%			5,703,739,447

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds:
8.75%, 5/15/17	USD	8,150	$11,010,780
8.75%, 8/15/20		3,057	4,404,229
8.13%, 5/15/21 (j)		9,100	12,751,375
8.00%, 11/15/21		7,300	10,194,903
6.25%, 8/15/23 (l)		5,450	6,768,219
7.63%, 2/15/25 (l)		7,500	10,473,045
6.13%, 11/15/27 (l)		12,300	15,194,338
5.38%, 2/15/31 (l)		2,850	3,259,243
4.50%, 2/15/36 (l)		11,350	11,459,959
3.50%, 2/15/39 (l)		23,100	19,367,918
4.38%, 11/15/39 (l)		17,150	16,777,519
4.63%, 2/15/40 (l)		7,125	7,265,277
4.38%, 5/15/40 (l)		8,416	8,227,987
3.88%, 8/15/40 (l)		2,515	2,250,533
4.25%, 11/15/40 (l)		11,760	11,247,335
4.75%, 2/15/41 (l)		53,400	55,502,625
U.S. Treasury Inflation Indexed Bonds:
1.13%, 1/15/21		25,376	25,746,342
2.38%, 1/15/25 (j)		27,000	35,405,560
2.13%, 2/15/41 (j)		10,055	10,624,208
U.S. Treasury Notes:
0.38%, 9/30/12 (l)		96,975	96,732,562
1.38%, 1/15/13 (l)		44,550	45,077,294
0.75%, 3/31/13 (l)		116,870	116,778,841
1.38%, 5/15/13 (l)		31,310	31,652,531
3.38%, 6/30/13 (l)		14,850	15,670,225
1.00%, 7/15/13 (l)		50,000	50,078,000
0.75%, 9/15/13 (l)		76,415	75,931,446
0.50%, 10/15/13 (l)		1,250	1,232,910
1.00%, 1/15/14		12,330	12,269,312
1.25%, 2/15/14		365	365,228
2.38%, 8/31/14 (l)		26,600	27,381,375
2.38%, 9/30/14 (l)		45,050	46,348,701
4.25%, 11/15/14 (l)		24,050	26,344,154
2.50%, 4/30/15 (l)		13,555	13,924,591
4.25%, 8/15/15 (l)		23,300	25,573,567
1.25%, 9/30/15 (l)		76,505	73,988,674
1.25%, 10/31/15		31,591	30,482,851
2.00%, 1/31/16		33,660	33,415,426
2.13%, 2/29/16 (l)		24,610	24,533,094
5.13%, 5/15/16		4,400	5,012,907
7.25%, 5/15/16		6,800	8,453,250
4.88%, 8/15/16 (l)		18,800	21,220,500
2.75%, 11/30/16 (m)		18,850	19,116,558
3.13%, 4/30/17		13,155	13,520,867
4.50%, 5/15/17 (l)		27,400	30,324,101
2.75%, 5/31/17 (l)		20,375	20,478,464
2.38%, 7/31/17 (l)		17,000	16,660,000
4.75%, 8/15/17 (l)		8,200	9,191,692
1.88%, 9/30/17 (l)		20,000	18,918,760
2.75%, 2/28/18 (l)		33,490	33,236,213
2.75%, 2/15/19 (j)(l)		22,900	22,375,796
2.63%, 8/15/20 (l)		10,634	9,976,021
3.63%, 2/15/21 (l)		85,235	86,446,956
7.88%, 2/15/21 (l)		22,433	30,901,457

Total U.S. Treasury Obligations — 33.6%			1,371,545,719

Total Long-Term Investments (Cost — $9,937,021,646) — 243.3%			9,930,962,968

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	35

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value

Money Market Fund — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (i)(n)		28,580,385	$28,580,385

		Par (000)

Borrowed Bond Agreements — 12.2%
BNP Paribas SA:
0.00%	USD	7,258	7,258,100
0.21%		46,350	46,350,000
0.12%		83,691	83,691,245
0.10%		34,328	34,327,500
0.12%		25,813	25,812,500
Barclays Bank Plc, NY, 0.00%		62,350	62,350,000
Barclays Capital, Inc., 0.00%, 3/31/11	EUR	52,750	52,750,000
Banco Espirito Santo, 12/31/2099		3,176	4,500,297
Deutsche Bank Securities, Inc.:
0.20%	USD	34,688	34,687,500
0.21%		1,010	1,009,731
France (Republic of), 0.55%, 4/07/11	EUR	31,435	44,549,439
Portugal (Republic of), 0.00%, 1/18/99 (n)		1,558	2,207,456
Spain (Kingdom of), 0.30%, 2/23/99		65,525	92,861,420
Unicredito Italiano, 0.00%, 2/10/99		3,417	4,842,993

			497,198,181

Total Short-Term Securities (Cost — $522,887,838) — 12.9%			525,778,566

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price USD 119.50, Expires 4/01/11		109	109,000
Citigroup, Inc., Strike Price USD 4.50, Expires 4/16/11		10,000	65,000
Freeport-McMoRan Copper & Gold, Inc. Class B, Strike Price USD 52.00, Expires 5/21/11		1,050	540,750
Macy’s, Inc., Strike Price USD 24.00, Expires 5/21/11		420	63,210
S&P 500, Strike Price USD 1,300.00, Expires 4/16/11		96	316,320
S&P 500, Strike Price USD 1,350.00, Expires 4/16/11		235	101,050

			1,195,330

Exchange-Traded Put Options — 0.2%
5-Year U.S. Treasury Note Future, Strike Price USD 117.00, Expires 5/20/11		421	391,398
10-Year U.S. Treasury Note:
Strike Price USD 119.50, Expires 4/01/11		109	160,094
Strike Price USD 120.00, Expires 5/20/11		1,318	1,050,281
Advanced Micro Devices, Inc., Strike Price USD 8.00, Expires 7/16/11		1,800	100,800
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.25, Expires 9/16/11		4,455	2,840,062
Strike Price USD 98.50, Expires 9/16/11		1,876	1,664,950
iShares Russell 2000 Index Fund, Strike Price USD 81.00, Expires 4/16/11		534	24,831
Louisiana-Pacific Corp., Strike Price USD 10.00, Expires 5/21/11		2,834	148,785

Options Purchased		Contracts	Value

Exchange-Traded Put Options (concluded)
MGM Resorts International, Strike Price USD 12.00, Expires 5/21/11		2,000	$80,000
Radian Group, Inc., Strike Price USD 7.00, Expires 4/16/11		4,025	161,000

			6,622,201

		Notional Amount (000)

Over-the-Counter Call Options — 0.0%
HKD Call Option, Strike Price USD 7.70, Expires 11/10/11, Broker HSBC Bank	USD	480,136	99,868
PLN/CZK Call Option, Strike Price USD 6.50, Expires 4/12/11, Broker HSBC Bank	PLN	22,869	23

			99,891

Over-the-Counter Call Swaptions — 0.3%
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Bank of America NA	USD	13,500	327,956
Receive a fixed rate of 3.76% and pay a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc		52,700	1,268,963
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker UBS AG		73,000	1,229,539
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		34,800	688,796
Receive a fixed rate of 3.99% and pay a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		19,100	656,372
Receive a fixed rate of 3.93% and pay a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Deutsche Bank AG		28,700	909,388
Receive a fixed rate of 1.76% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		105,800	663,895
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		22,300	1,099,100
Receive a fixed rate of 4.33% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		23,900	1,229,774
Receive a fixed rate of 4.34% and pay a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker JPMorgan Chase Bank NA		13,800	714,771
Receive a fixed rate of 4.19% and pay a floating rate based on 3-month LIBOR, Expires 3/05/12, Broker Credit Suisse International		44,500	1,941,535
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America NA		36,000	1,353,204
Receive a fixed rate of 4.07% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		29,500	1,112,180

			13,195,473

See Notes to Financial Statements.

36	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Options — 0.2%
EUR Put Option, Strike Price USD 1.32, Expires 5/19/11, Broker Deutsche Bank AG	USD	71,330	$93,157
EUR Put Option, Strike Price USD 1.32, Expires 5/19/11, Broker Royal Bank of Scotland Plc		71,330	93,157
ILS Put Option, Strike Price USD 4.00, Expires 7/15/11, Broker HSBC Bank		31,042	4,967
JPY Put Option, Strike Price USD 86.00, Expires 5/20/11, Broker Deutsche Bank AG		114,435	473,761
JPY Put Option, Strike Price USD 86.00, Expires 6/27/11, Broker Deutsche Bank AG		183,615	1,580,925
JPY Put Option, Strike Price USD 84.00, Expires 6/27/11, Broker UBS AG		183,615	2,937,840
TRY Put Option, Strike Price USD 1.63, Expires 6/01/11, Broker UBS AG		22,556	123,607
TWD Put Option, Strike Price USD 29.20, Expires 7/05/11, Broker UBS AG		143,955	1,658,361

			6,965,775

Over-the-Counter Put Swaptions — 0.4%
Pay a fixed rate of 4.15% and receive a floating rate based on 3-month LIBOR, Expires 5/24/11, Broker JPMorgan Chase Bank NA		106,900	210,272
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker JPMorgan Chase Bank NA		106,200	944,012
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 6/23/11, Broker The Bank of New York Mellon		51,500	375,590
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 6/23/11, Broker Morgan Stanley Capital Services, Inc.		27,200	198,370
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 6/24/11, Broker Citibank NA		106,200	881,779
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Bank of America NA		13,500	372,654
Pay a fixed rate of 3.76% and receive a floating rate based on 3-month LIBOR, Expires 9/26/11, Broker Royal Bank of Scotland Plc		52,700	1,465,798
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, Expires 12/01/11, Broker UBS AG		73,000	3,444,432
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG		34,800	1,483,385
Pay a fixed rate of 3.99% and receive a floating rate based on 3-month LIBOR, Expires 1/12/12, Broker UBS AG		19,100	606,425
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Deutsche Bank AG		28,700	981,540
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		105,800	859,625

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	48,000	$196,224
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		22,300	536,872
Pay a fixed rate of 4.33% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		23,900	549,987
Pay a fixed rate of 4.34% and receive a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker JPMorgan Chase Bank NA		13,800	318,890
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, Expires 3/05/12, Broker Credit Suisse International		44,500	1,334,644
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America NA		36,000	1,329,588
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc		29,500	1,086,690

			17,176,777

Total Options Purchased (Cost — $49,011,317) — 1.1%			45,255,447

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $10,508,920,801*) — 257.3%			10,501,996,981

Borrowed Bonds		Par (000)

Banco Espirito Santo SA, 3.88%, 1/21/15		3,650	(4,347,325)
European Investment Bank:
2.88%, 1/15/15		75	(77,621,775)
2.75%, 3/23/15		25	(25,729,825)
France Republic, 3.75, 4/25/17		29,310	(42,899,992)
Kingdom of Spain, 3.25, 4/30/16		67,205	(90,414,381)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		1,700	(1,920,332)
U.S. Treasury Bond, 1.25%, 10/31/15		118,997	(114,822,823)
U.S. Treasury Note:
1.25%, 2/15/14		7,605	(7,609,753)
2.00%, 1/31/16		68,160	(67,664,750)
1.25%, 7/15/20		45,000	(46,921,500)
1.14%, 1/15/21		50,210	(51,278,218)
Unicredit SpA, 3.95%, 2/01/16		1,550	(2,060,604)

Total Borrowed Bonds (Proceeds — $531,023,669) — (13.1)%			(533,291,278)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	37

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (k)		Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 – 4/01/26	USD	113,200	$(113,483,000)
4.00%, 4/01/26 – 4/15/41		557,900	(549,818,890)
4.50%, 4/15/26 – 5/15/41		629,100	(641,159,297)
5.00%, 4/15/26 – 5/15/41		695,300	(727,885,997)
5.50%, 9/01/32 – 5/15/41		978,900	(1,045,997,256)
6.00%, 2/01/34 – 4/15/41		197,000	(214,237,500)
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 – 4/01/41		28,200	(28,556,899)
5.00%, 7/01/35 – 4/15/41		330,900	(344,926,504)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/01/41		35,200	(33,528,000)
4.00%, 4/01/41		70,400	(70,400,000)
4.50%, 4/20/40 – 4/15/41		70,400	(72,489,966)

Total TBA Sale Commitments (Proceeds — $3,834,350,235) — (94.1)%			(3,842,483,309)

Options Written		Contracts

Exchange-Traded Call Options — (0.0)%
10-Year U.S. Treasury Note:
Strike Price USD 121.00, Expires 5/20/11		1,318	(638,406)
Strike Price USD 122.00, Expires 5/20/11		1,318	(350,094)
Advanced Micro Devices, Inc., Strike Price USD 10.00, Expires 7/16/11		1,800	(63,900)
MGM Resorts International, Strike Price USD 15.00, Expires 5/21/11		2,000	(51,000)
Macy’s, Inc., Strike Price USD 26.00, Expires 5/21/11		840	(59,220)

			(1,162,620)

Exchange-Traded Put Options — (0.1)%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 9/16/11		4,455	(1,392,187)
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.00, Expires 9/16/11		1,876	(844,200)
Five-Year U.S. Treasury Note, Strike Price USD 115.50, Expires 5/20/11		842	(302,594)

			(2,538,981)

Options Written		Notional Amount (000)

Over-the-Counter Call Options — (0.1)%
HKD Call Option, Strike Price USD 7.30, Expires 11/10/11, Broker HSBC Bank	USD	480,136	(4,801)
JPY Call Option, Strike Price USD 7.30, Expires 6/27/11, Broker Citibank NA		183,615	(2,937,840)
TRY Call Option, Strike Price USD 1.63, Expires 6/01/11, Broker JPMorgan Chase Bank NA		16,000	(78,800)

			(3,021,441)

Over-the-Counter Call Swaptions — (0.6)%
Pay a fixed rate of 3.82% and receive a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		34,700	(937,559)
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker Citibank NA		15,000	(419,520)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	USD	10,400	$(284,357)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		12,500	(356,475)
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 1/04/12, Broker Credit Suisse International		28,700	(858,159)
Pay a fixed rate of 4.08% and receive a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG		33,500	(1,285,998)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Bank of America NA		48,000	(1,940,688)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		39,200	(1,398,930)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		96,300	(975,038)
Pay a fixed rate of 3.91% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Citibank NA		75,000	(2,318,400)
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		27,600	(973,838)
Pay a fixed rate of 4.41% and receive a floating rate based on 3-month LIBOR, Expires 1/24/13, Broker UBS AG		19,700	(958,346)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		26,400	(1,396,270)
Pay a fixed rate of 3.44% and receive a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG	EUR	14,900	(387,519)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Royal Bank of Scotland Plc	USD	11,800	(697,722)
Pay a fixed rate of 5.14% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		13,800	(1,043,045)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		41,300	(2,986,816)
Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		58,100	(4,228,634)
Pay a fixed rate of 5.06% and pay a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		15,000	(1,077,645)
Pay a fixed rate of 5.02% and receive a floating rate based on 3-month LIBOR, Expires 2/14/14, Broker Citibank NA		19,200	(1,341,677)

			(25,866,636)

See Notes to Financial Statements.

38	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND,INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Options — (0.0)%
ILS Put Option, Strike Price USD 4.20, Expires 7/15/11, Broker HSBC Bank	USD	31,042	$(311)
PLN/CZK Put Option, Strike Price USD 6.09, Expires 4/12/11, Broker HSBC Bank	PLN	22,869	(10,316)

			(10,627)

Over-the-Counter Put Swaptions — (0.7)%
Receive a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG	USD	40,100	(666,141)
Receive a fixed rate of 2.55% and pay a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker Citibank NA		106,200	(944,012)
Receive a fixed rate of 3.82% and pay a floating rate based on 3-month LIBOR, Expires 12/08/11, Broker JPMorgan Chase Bank NA		34,700	(1,199,059)
Receive a fixed rate of 3.84% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker Citibank NA		15,000	(510,405)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA		10,400	(360,506)
Receive a fixed rate of 3.85% and pay a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG		12,500	(418,512)
Receive a fixed rate of 3.89% and pay a floating rate based on 3-month LIBOR, Expires 1/04/12, Broker Credit Suisse International		28,700	(998,904)
Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, Expires 2/01/12, Broker UBS AG		33,500	(1,025,100)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Bank of America NA		48,000	(1,403,760)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		39,200	(1,288,857)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		96,300	(610,253)
Receive a fixed rate of 3.20% and pay a floating rate based on 3-month LIBOR, Expires 3/02/12, Broker JPMorgan Chase Bank NA		106,200	(2,153,948)
Receive a fixed rate of 3.91% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Citibank NA		75,000	(3,167,625)
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		27,600	(1,066,160)
Receive a fixed rate of 4.41% and pay a floating rate based on 3-month LIBOR, Expires 1/24/13, Broker UBS AG		19,700	(973,673)
Receive a fixed rate of 4.52% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		26,400	(1,262,633)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.44% and pay a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG	EUR	14,900	$(1,639,685)
Receive a fixed rate of 4.76% and pay a floating rate based on 3-month LIBOR, Expires 1/27/14, Broker Royal Bank of Scotland Plc	USD	11,800	(672,305)
Receive a fixed rate of 5.14% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Credit Suisse International		13,800	(626,147)
Receive a fixed rate of 5.07% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		41,300	(1,960,552)
Receive a fixed rate of 5.08% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG		58,100	(2,740,403)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Royal Bank of Scotland Plc		14,000	(361,844)
Receive a fixed rate of 5.06% and pay a floating rate based on 3-month LIBOR, Expires 2/11/14, Broker Deutsche Bank AG		15,000	(717,255)
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month LIBOR, Expires 2/14/14, Broker Citibank NA		19,200	(945,811)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA		26,200	(1,189,979)

			(28,903,529)

Total Options Written (Premiums Received — $63,413,674) — (1.5)%			(61,503,834)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 148.6%			6,064,718,560

Liabilities in Excess of Other Assets — (48.6)%			(1,983,122,747)

Net Assets — 100.0%			$4,081,595,813

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$10,412,883,018

Gross unrealized appreciation	$101,535,029
Gross unrealized depreciation	(113,172,345)

Net unrealized depreciation	$(11,637,316)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Capital, Inc.	$4,077,090	$5,090
Citigroup Global Markets, Inc.	$4,090,406	$43,229
Credit Suisse International	$1,702,219	$17,990
Goldman Sachs & Co.	$7,305,000	—

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	39

Schedule of Investments (continued)	Master Total Return Portfolio

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

(i)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2010	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at March 31, 2011	Value at March 31, 2011	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.22%, 12/25/35	$9,158	—		$(45)	$9,113	$9,113	—	$303
BlackRock Liquidity Funds, TempFund, Institutional Class	20,883,348	7,697,037	[1]	—	28,580,385	$28,580,385	—	27,770
iShares JPMorgan USD Emerging Markets Bond Fund	145,000	—		(30,500)	114,500	$12,209,135	$(171,926)	356,619

[1]	Represents net purchase cost.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	Represents or includes TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation

BNP Paribas	$211,579,973	$540,759
Citigroup Global Markets, Inc.	$1,067,332,489	$1,538,325
Credit Suisse Securities LLC	$173,238,879	$389,238
Deutsche Bank Securities, Inc.	$354,361,620	$1,181,385
Goldman Sachs & Co.	$274,647,295	$1,070,420
Greenwich Financial Services	$94,410,048	$360,048
JPMorgan Securities, Ltd.	$509,407,609	$470,812
Morgan Stanley Capital Services, Inc.	$577,372,318	$1,298,986
Nomura Securities International, Inc.	$735,111,053	$2,289,701
UBS Securities	$85,668,250	$153,211
Wells Fargo Bank, NA	$64,334,781	$480,484

(l)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Barclays Capital Inc.	0.23%	11/01/10	Open	$17,760,868	$17,743,750
Barclays Capital Inc.	0.19%	1/21/11	Open	10,672,692	10,668,750
Credit Suisse Securities (USA) LLC	0.18%	1/21/11	Open	27,806,729	27,797,000
Credit Suisse Securities (USA) LLC	0.17%	1/25/11	Open	50,422,710	50,407,000
Credit Suisse Securities (USA) LLC	0.01%	3/31/11	4/01/11	52,785,015	52,785,000

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA) LLC	0.13%	3/31/11	4/01/11	$14,576,678	$14,576,625
Credit Suisse Securities (USA) LLC	0.14%	3/31/11	4/01/11	33,364,542	33,364,413
Credit Suisse Securities (USA) LLC	0.16%	3/31/11	4/01/11	66,800,360	66,800,063
Deutsche Bank Securities, Inc.	0.00%	3/31/11	4/01/11	1,850,000	1,850,000
Merrill Lynch	0.17%	3/31/11	4/01/11	116,724,464	116,723,913
Credit Suisse Securities (USA) LLC	0.24%	3/10/11	4/13/11	163,227,937	163,204,000
Credit Suisse Securities (USA) LLC	0.20%	3/14/11	4/15/11	529,474,999	529,425,400
Deutsche Bank Securities, Inc.	0.21%	3/14/11	4/15/11	24,143,199	24,140,804
Deutsche Bank Securities, Inc.	0.20%	3/15/11	4/15/11	205,270,536	205,251,151

Total				$1,314,880,729	$1,314,737,869

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

634	5-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$74,064,861	$(20,595)
481	Euro BOBL	Eurex	June 2011	$78,189,589	(90,655)
1,772	Euro SCHATZ	Eurex	June 2011	$269,751,184	(593,620)
206	Long Bond U.S. Treasury Bond	Chicago Mercantile	June 2011	$24,773,204	(14,579)
69	90-Day Euro-Dollar Future	Chicago Mercantile	June 2011	$17,186,752	1,148
85	90-Day Euro-Dollar Future	Chicago Mercantile	September 2011	$21,153,971	(1,721)

See Notes to Financial Statements.

40	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio

•	Financial futures contracts purchased as of March 31, 2011 were as follows (concluded):

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

55	90-Day Euro-Dollar Future	Chicago Mercantile	December 2011	$13,669,751	$(2,939)
31	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	$7,692,973	(9,235)
128	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	$31,611,665	2,735
167	90-Day Euro-Dollar Future	Chicago Mercantile	September 2012	$41,077,222	8,953
141	90-Day Euro-Dollar Future	Chicago Mercantile	December 2012	$34,573,475	(10,850)
78	90-Day Euro-Dollar Future	Chicago Mercantile	March 2013	$19,078,565	(16,340)
132	90-Day Euro-Dollar Future	Chicago Mercantile	June 2013	$32,175,774	(5,724)
213	90-Day Euro-Dollar Future	Chicago Mercantile	September 2013	$51,789,948	(12,311)
153	90-Day Euro-Dollar Future	Chicago Mercantile	December 2013	$37,102,784	(2,196)
9	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	$2,185,900	(8,350)

Total					$(776,279)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

3,289	2-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$717,673,972	$260,847
2,649	10-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$315,710,718	396,937
322	Ultra U.S. Treasury Bond	Chicago Mercantile	June 2011	$39,801,348	14,223
25	CBOE Vix Future	Sydney Futures	April 2011	$493,777	11,277
12	CBOE Vix Future	Sydney Futures	May 2011	$285,573	35,973
29	Euro BUXL 30-Year Bond	Tel Aviv	June 2011	$4,171,697	(9,675)
63	Euro-Bund Future	Eurex	June 2011	$10,935,747	107,482
266	S&P 500 EMini	Chicago Mercantile	June 2011	$17,572,068	2,768

Total					$819,832

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	3,643,000	USD	5,145,920	Citibank NA	4/04/11	$16,749
PLN	70,000	USD	24,692	Citibank NA	4/04/11	(41)
CHF	13,795,032	USD	14,920,000	UBS AG	4/11/11	99,976
IDR	1,917,977,000	USD	8,190,000	HSBC Bank	4/11/11	54,733
JPY	2,523,752,169	USD	30,526,000	HSBC Bank	4/11/11	(183,370)
JPY	1,250,387,017	USD	15,008,000	Morgan Stanley Capital Services, Inc.	4/11/11	25,184
JPY	3,098,097,155	USD	38,232,000	UBS AG	4/11/11	(984,120)
NZD	1,000,000	USD	755,950	HSBC Bank	4/11/11	6,504
NZD	5,556,000	USD	4,184,607	Royal Bank of Scotland	4/11/11	51,585
USD	14,920,000	CHF	13,849,192	UBS AG	4/11/11	(158,945)
USD	9,286,751	IDR	84,222,822,720	HSBC Bank	4/11/11	(368,618)
USD	15,405,000	JPY	1,275,641,835	Citibank NA	4/11/11	68,182
USD	14,920,000	JPY	1,219,386,236	HSBC Bank	4/11/11	259,533
USD	30,755,000	JPY	2,542,946,420	JPMorgan Chase Bank NA	4/11/11	181,601
USD	14,870,000	JPY	1,220,343,725	UBS AG	4/11/11	198,021
USD	8,102,589	NZD	10,840,119	HSBC Bank	4/11/11	(162,498)
AUD	8,202,259	USD	8,135,000	Royal Bank of Canada	4/12/11	336,513
CLP	3,852,044,000	USD	7,718,000	Morgan Stanley Capital Services, Inc.	4/12/11	337,248
USD	7,718,000	AUD	7,909,847	Morgan Stanley Capital Services, Inc.	4/12/11	(451,502)
USD	3,606,346	CLP	1,715,719,000	Morgan Stanley Capital Services, Inc.	4/12/11	18,500
USD	4,459,878	CLP	2,122,902,000	UBS AG	4/12/11	20,546
GBP	3,823,900	USD	6,124,244	UBS AG	4/14/11	9,122
HKD	95,415,000	USD	12,253,539	HSBC Bank	4/14/11	14,296
USD	2,169,253	EUR	1,527,000	Deutsche Bank AG	4/14/11	5,648
USD	14,516,275	GBP	9,268,500	Citibank NA	4/14/11	(349,987)
USD	363,092	GBP	226,000	Deutsche Bank AG	4/14/11	598
USD	12,036,662	GBP	7,479,500	Royal Bank of Scotland	4/14/11	39,877
USD	12,268,054	HKD	95,415,000	Royal Bank of Scotland	4/14/11	219
CNY	270,481,778	USD	41,359,000	HSBC Bank	4/18/11	(11,375)
USD	16,551,225	CNY	108,725,000	HSBC Bank	4/18/11	(69,194)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	41

Schedule of Investments (continued)	Master Total Return Portfolio

•	Foreign currency exchange contracts as of March 31, 2011 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	5,542,960	CAD	5,550,000	UBS AG	4/19/11	$(2,257)
AUD	5,729,588	MXN	70,447,000	Citibank NA	4/19/11	464
MXN	60,251,342	CAD	4,923,000	Deutsche Bank AG	4/19/11	(19,323)
EUR	2,765,000	HUF	759,656,100	Citibank NA	4/21/11	(120,985)
HUF	1,778,712,840	EUR	6,660,000	Royal Bank of Canada	4/21/11	20,016
HUF	1,150,268,600	USD	6,110,000	HSBC Bank	4/21/11	4,507
RUB	230,628,000	USD	7,633,472	HSBC Bank	4/21/11	464,371
USD	7,630,000	HUF	1,570,744,388	HSBC Bank	4/21/11	(719,639)
USD	6,110,000	RUB	174,196,100	HSBC Bank	4/21/11	(6,399)
CNY	378,254,976	USD	57,696,000	Royal Bank of Canada	4/25/11	145,382
USD	57,706,721	CNY	378,254,976	Royal Bank of Canada	4/25/11	(134,662)
CAD	12,466,976	AUD	12,767,000	UBS AG	4/27/11	(310,153)
EUR	3,177,300	USD	4,373,210	Citibank NA	4/27/11	127,442
EUR	4,455,000	USD	6,157,746	JPMorgan Chase Bank NA	4/27/11	152,772
EUR	5,957,400	USD	8,278,254	Royal Bank of Scotland	4/27/11	160,416
MXN	34,790,763	AUD	2,885,000	UBS AG	4/27/11	(56,637)
USD	86,501,125	EUR	63,076,000	Citibank NA	4/27/11	(2,846,166)
USD	6,599,485	EUR	4,846,500	Deutsche Bank AG	4/27/11	(265,593)
USD	4,724,195	EUR	3,349,500	State Street Bank	4/27/11	(20,379)
EUR	8,980,000	USD	12,308,715	Citibank NA	5/06/11	409,031
USD	7,283,651	EUR	5,170,000	Royal Bank of Scotland	5/06/11	(38,258)
EUR	2,935,000	JPY	335,282,366	Citibank NA	5/11/11	124,410
EUR	4,230,000	JPY	485,844,687	Deutsche Bank AG	5/11/11	147,715
JPY	805,447,249	EUR	7,165,000	Citibank NA	5/11/11	(460,676)
ZAR	61,732,000	USD	8,571,389	UBS AG	5/12/11	497,404
JPY	812,746,385	USD	10,145,000	HSBC Bank	5/16/11	(371,361)
USD	10,145,000	JPY	793,267,985	BNP Paribas	5/16/11	605,597
USD	3,904,701	EUR	2,899,000	Citibank NA	5/18/11	(199,904)
KRW	10,601,873,250	JPY	789,246,793	HSBC Bank	5/19/11	142,872
KRW	6,627,098,000	JPY	479,703,076	UBS AG	5/19/11	253,400
JPY	953,198,147	KRW	12,656,565,000	UBS AG	5/19/11	(38,378)
CZK	178,507,000	EUR	7,415,355	Citibank NA	5/20/11	(193,206)
CZK	106,369,065	SEK	38,835,000	JPMorgan Chase Bank NA	5/20/11	4,547

•	Foreign currency exchange contracts as of March 31, 2011 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	5,945,000	GBP	5,007,414	Citibank NA	5/20/11	$389,323
EUR	5,526,133	NOK	43,753,000	UBS AG	5/20/11	(65,545)
GBP	5,365,000	CZK	151,816,624	Deutsche Bank AG	5/20/11	(163,711)
NOK	46,430,000	CZK	141,058,054	Deutsche Bank AG	5/20/11	228,680
SEK	51,442,000	CZK	140,355,896	Deutsche Bank AG	5/20/11	25,369
EUR	13,057,832	HUF	3,590,061,570	Deutsche Bank AG	5/25/11	(510,500)
EUR	13,607,577	NOK	107,954,280	Deutsche Bank AG	5/25/11	(196,479)
EUR	3,765,000	PLN	15,184,245	Royal Bank of Canada	5/25/11	8,576
HUF	1,952,802,635	PLN	27,883,000	Royal Bank of Scotland	5/25/11	561,069
PLN	27,883,000	EUR	7,086,908	Royal Bank of Scotland	5/25/11	(260,934)
PLN	22,091,220	EUR	5,550,000	UBS AG	5/25/11	(114,950)
NOK	105,033,000	EUR	13,602,668	Royal Bank of Scotland	5/25/11	(323,171)
CHF	5,250,000	GBP	3,554,743	UBS AG	5/26/11	19,776
GBP	4,771,447	CHF	6,929,000	UBS AG	5/26/11	101,920
EUR	2,874,823	GBP	2,505,000	Citibank NA	5/27/11	54,142
CNY	148,845,060	USD	22,815,000	UBS AG	5/31/11	(15,959)
MYR	93,588,270	USD	30,539,000	HSBC Bank	5/31/11	225,431
USD	30,539,000	CNY	199,804,357	HSBC Bank	5/31/11	(65,628)
USD	7,675,801	JPY	642,908,220	Citibank NA	5/31/11	(56,251)
USD	22,815,000	MYR	69,140,858	UBS AG	5/31/11	86,947
USD	8,506,212	ZAR	63,409,542	Royal Bank of Scotland	6/06/11	(772,864)
EUR	4,055,000	GBP	3,561,669	Citibank NA	6/08/11	30,570
GBP	7,021,000	EUR	8,395,756	Royal Bank of Scotland	6/08/11	(629,565)
NZD	11,676,542	USD	8,472,405	Deutsche Bank AG	6/24/11	386,047
USD	4,164,172	NZD	5,556,000	Royal Bank of Scotland	6/24/11	(50,908)
NZD	20,362,000	ZAR	106,243,622	Royal Bank of Canada	6/29/11	(54,175)
ZAR	78,235,000	NZD	15,061,180	Royal Bank of Canada	6/29/11	(11,027)
CNY	274,136,000	USD	41,239,027	HSBC Bank	7/27/11	885,884
USD	65,287,018	CNY	434,785,803	HSBC Bank	7/27/11	(1,524,029)
HKD	41,696,563	USD	5,365,221	HSBC Bank	11/10/11	6,436
USD	5,375,000	HKD	41,696,563	HSBC Bank	11/10/11	3,344

Total						$(5,340,827)

See Notes to Financial Statements.

42	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$13,350	$(379,572)
McClatchy Co.	5.00%	Morgan Stanley Capital Services, Inc.	6/20/13	$1,000	(2,770)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	$7,800	(43,939)
Dean Foods Co.	5.00%	Barclays Bank Plc	3/20/14	$7,000	(31,662)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$13,350	(226,988)
Wells Fargo & Co.	1.00%	Barclays Bank Plc	9/20/15	$5,000	(109,555)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/15	$4,000	(8,750)
General Electric Capital Corp.	1.00%	Barclays Bank Plc	12/20/15	$8,000	(265,983)
Hartford Financial Services Group Inc.	1.00%	Citibank NA	12/20/15	$4,000	(138,394)
MGIC Investment Corp.	5.00%	Citibank NA	12/20/15	$8,010	(362,774)
Wells Fargo & Co.	1.00%	Credit Suisse International	12/20/15	$16,000	(339,478)
Alcoa, Inc.	1.00%	Citibank NA	3/20/16	$5,625	(69,960)
Assicurazioni Generali SpA	1.00%	Credit Suisse International	3/20/16	$2,200	(69,212)
Diamond Offshore Drilling, Inc.	1.00%	Deutsche Bank AG	3/20/16	$5,625	13,039
Hellenic Republic	1.00%	Credit Suisse	3/20/16	$655	9,512
Government Bond		International
Ireland Government Bond	1.00%	Barclays Bank Plc	3/20/16	$5,502	139,621
Macy’s, Inc.	1.00%	Barclays Bank Plc	3/20/16	$5,000	(13,776)
Morgan Stanley	1.00%	Deutsche Bank AG	3/20/16	$7,500	(144,391)
Peugeot SA	1.00%	Credit Suisse International	3/20/16	$3,000	66,630
Portugal Telecom International Finance BV	1.00%	Credit Suisse International	3/20/16	$2,666	35,984
Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	$5,272	(58,853)
Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	$26,355	(255,083)
Thyssenkrupp AG	1.00%	JPMorgan Chase Bank NA	3/20/16	$2,000	33,828
Whirlpool Corp.	1.00%	Credit Suisse International	3/20/16	$10,000	(4,181)
Banco Bilbao Vizcaya Argentina SA	1.00%	BNP Paribas	6/20/16	$3,650	35,691
Best Buy Co., Inc.	1.00%	Bank of America NA	6/20/16	$5,000	26,905
KB Home	5.00%	Barclays Bank Plc	6/20/16	$5,000	9,513
Louisiana Pacific Corp.	1.00%	Deutsche Bank AG	6/20/16	$5,000	5,399
CBS Corp.	1.00%	Barclays Bank Plc	9/20/16	$7,000	46,373

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2011 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Hellenic Republic Government Bond	1.00%	Citibank NA	9/20/16	$3,930	$149,459
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$13,350	552,847
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$20,100	(204,672)

Total					$(1,605,192)

•	Credit default swaps on single-name issues — sold protection outstanding as of March 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

AMR Corp.	5.00%	Barclays Bank Plc	6/20/13	CCC+	USD	6,800	$(69,421)
Boyd Gaming Corp.	5.00%	Morgan Stanley Capital Services, Inc.	12/20/14	CCC+	USD	2,000	88,868
MBIA Insurance Corp.	5.00%	Citibank NA	3/20/15	B–	USD	2,800	(40,179)
Boyd Gaming Corp.	5.00%	Credit Suisse International	12/20/15	CCC+	USD	2,000	61,177
Ford Motor Co.	5.00%	Barclays Bank Plc	12/20/15	B+	USD	8,000	134,542
Arcelor Mittal SA	1.00%	JPMorgan Chase Bank NA	3/20/16	BBB–	EUR	2,000	906
Dean Foods Co.	5.00%	Barclays Bank Plc	3/20/16	B–	USD	7,000	(63,537)
Renault SA	1.00%	Credit Suisse International	3/20/16	BB+	EUR	3,000	(66,475)
Tyson Foods, Inc.	1.00%	Goldman Sachs International	3/20/16	BBB–	USD	10,000	29,700
United States Steel Corp.	5.00%	Citibank NA	3/20/16	BB	USD	5,625	34,786
Advanced Micro Devices, Inc.	5.00%	Goldman Sachs International	6/20/16	B+	USD	5,000	(48,079)
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	6/20/16	BB+	USD	5,000	26,683
Intesa Sanpaolo SpA	1.00%	BNP Paribas	6/20/16	A+	EUR	3,650	(11,460)

Total							$77,511

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Master LLC may pay should a negative event take place as defined under the terms of agreement.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	43

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Dow Jones CDX	1.00%	Citibank NA	12/20/15	USD	66,500	$(132,044)
North America
Investment Grade
Index Series 15

Dow Jones CDX	1.00%	Credit Suisse	12/20/15	USD	7,500	(13,870)
North America		International
Investment Grade
Index Series 15

Dow Jones CDX	1.00%	Morgan	12/20/15	USD	12,000	(74,530)
North America		Stanley Capital
Investment Grade		Services, Inc.
Index Series 15

Dow Jones CDX	5.00%	Bank of	12/20/15	USD	5,000	(61,950)
North America		America NA
High Yield Index
Series 15

Dow Jones CDX	5.00%	Morgan	12/20/15	USD	10,740	(124,632)
Emerging Markets		Stanley Capital
Series 14		Services, Inc.

iTraxx — Europe
Sub Financial
Index Series 14	1.00%	Barclays	12/20/15	EUR	2,200	(6,278)
		Bank Plc

iTraxx — Europe	1.00%	Credit Suisse	12/20/15	EUR	2,000	(44,486)
Sub Financial		International
Index Series 14

Total						$(457,790)

•	Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation (Depreciation)

Dow Jones	5.00%	Citibank NA	12/20/12	BBB	$9,077	$(112,742)
CDX North
America
Investment
Grade Index
Series 9, 0-3%

Dow Jones	0.60%	Credit Suisse	12/20/12	BBB	$242,000	(29,765)
CDX North		International
America
Investment
Grade Index
Series 9

Dow Jones	1.00%	Citibank NA	12/20/15	BBB+	$45,000	(76,736)
CDX North
America
Investment
Grade Index
Series 15

Dow Jones	1.00%	Credit Suisse	6/20/16	BBB+	$60,000	(13,550)
CDX North		International
America
Investment
Grade Index
Series 16

•	Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2011 were as follows (concluded):

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation (Depreciation)

Dow Jones	1.00%	Morgan	6/20/16	BBB+	$127,230	$(11,352)
CDX North		Stanley Capital
America		Services, Inc.
Investment
Grade Index
Series 16
MCDX North	0.00%	Goldman Sachs	6/20/20	AA	$10,340	419,930
America		International
Series 14

Total						$175,785

	[3]	Using Standard & Poor’s rating of the underlying securities.

	[4]	The maximum potential amount the Master LLC may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.69% (b)	3-month LIBOR	Barclays Bank Plc	9/07/12	$210,000	$(176,844)
0.75% (b)	3-month LIBOR	Royal Bank of	12/02/12	$181,100	16,067
		Scotland Plc
0.90% (b)	3-month LIBOR	Citibank NA	1/11/13	$78,100	(102,532)
0.85% (b)	3-month LIBOR	Deutsche Bank AG	1/26/13	$28,500	1,041
0.86% (b)	3-month LIBOR	Morgan	1/26/13	$56,400	(14,796)
		Stanley Capital
		Services, Inc.
0.83% (b)	3-month LIBOR	Deutsche Bank AG	1/27/13	$7,300	1,993
0.98% (b)	3-month LIBOR	Deutsche Bank AG	2/22/13	$96,700	(168,479)
0.92% (b)	3-month LIBOR	Deutsche Bank AG	2/28/13	$88,000	(28,718)
0.83% (b)	3-month LIBOR	Goldman Sachs	3/15/13	$80,400	201,544
		International
0.80% (b)	3-month LIBOR	Deutsche Bank AG	3/21/13	$23,800	63,107
0.83% (b)	3-month LIBOR	Deutsche Bank AG	3/23/13	$52,300	112,603
0.85% (a)	3-month LIBOR	Citibank NA	3/24/13	$104,200	(180,682)
1.32% (b)	3-month LIBOR	Citibank NA	12/17/13	$31,000	31,695
1.41% (b)	3-month LIBOR	Deutsche Bank AG	12/20/13	$46,600	(59,056)
1.26% (b)	3-month LIBOR	Deutsche Bank AG	12/24/13	$48,400	147,170
1.59% (b)	3-month LIBOR	Deutsche Bank AG	3/08/14	$34,000	(105,950)
1.50% (d)	3-month LIBOR	JPMorgan Chase	8/22/14	$14,500	(166,316)
		Bank NA
1.40% (d)	3-month LIBOR	JPMorgan Chase	8/24/14	$29,300	(431,724)
		Bank NA
1.71% (a)	3-month LIBOR	Morgan	11/26/15	$116,000	(2,962,661)
		Stanley Capital
		Services, Inc.
2.48% (b)	3-month LIBOR	Bank of America NA	2/22/16	$65,900	(327,885)
2.38% (b)	3-month LIBOR	Deutsche Bank AG	3/11/16	$62,200	85,755
2.33% (b)	3-month LIBOR	Deutsche Bank AG	3/29/16	$46,900	184,671
2.33% (b)	3-month LIBOR	Goldman Sachs	3/29/16	$26,900	105,280
		International
2.46% (b)	3-month LIBOR	Deutsche Bank AG	4/04/16	$11,400	—
2.43% (b)	3-month LIBOR	Royal Bank of	4/04/16	$20,900	—
		Scotland Plc

See Notes to Financial Statements.

44	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Total Return Portfolio

•	Interest rate swaps outstanding as of March 31, 2011 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

2.38% (b)	3-month LIBOR	Morgan	11/17/17	$22,300	$766,470
		Stanley Capital
		Services, Inc.
3.51% (b)	3-month LIBOR	BNP Paribas	5/20/20	$400	(2,611)
3.50% (b)	3-month LIBOR	Deutsche Bank AG	1/25/21	$9,000	21,691
3.77% (a)	3-month LIBOR	Citibank NA	2/11/21	$3,700	74,022
3.76% (a)	3-month LIBOR	Citibank NA	2/17/21	$4,200	79,536
3.70% (a)	3-month LIBOR	Citibank NA	2/18/21	$46,900	637,997
3.57% (a)	3-month LIBOR	Citibank NA	2/25/21	$2,800	7,946
3.57% (a)	3-month LIBOR	Deutsche Bank AG	2/25/21	$5,600	14,690
3.56% (a)	3-month LIBOR	Deutsche Bank AG	2/28/21	$18,900	24,681
3.57% (a)	3-month LIBOR	JPMorgan Chase	2/28/21	$25,900	67,199
		Bank NA
3.70% (a)	3-month LIBOR	Deutsche Bank AG	3/08/21	$3,000	40,965
3.66% (a)	3-month LIBOR	Royal Bank of	3/08/21	$14,600	145,941
		Scotland Plc
3.60% (a)	3-month LIBOR	BNP Paribas	3/10/21	$53,000	249,201
3.62% (a)	3-month LIBOR	Citibank NA	3/11/21	$10,200	55,844
3.50% (a)	3-month LIBOR	Deutsche Bank AG	3/15/21	$15,400	(78,314)
3.38% (b)	3-month LIBOR	Deutsche Bank AG	3/21/21	$10,300	152,338
3.40% (b)	3-month LIBOR	Citibank NA	3/23/21	$11,300	141,608
3.51% (b)	3-month LIBOR	Citibank NA	3/29/21	$20,200	78,238
3.58% (b)	3-month LIBOR	Citibank NA	3/30/21	$25,000	(67,252)
3.58% (b)	3-month LIBOR	Morgan	3/30/21	$18,900	(50,842)
		Stanley Capital
		Services, Inc.
3.60% (b)	3-month LIBOR	Deutsche Bank AG	4/01/21	$8,600	(37,363)
3.52% (b)	3-month LIBOR	Citibank NA	4/04/21	$20,000	59,042
3.53% (a)	3-month LIBOR	Citibank NA	4/04/21	$20,000	(39,477)
3.58% (b)	3-month LIBOR	Citibank NA	4/04/21	$6,200	—
5.15% (c)	3-month LIBOR	Royal Bank of	2/12/24	$4,200	(130,040)
		Scotland Plc
4.47% (b)	3-month LIBOR	Barclays Bank Plc	2/15/41	$7,200	(238,752)
4.20% (b)	3-month LIBOR	Deutsche Bank AG	3/22/41	$21,000	295,266
4.28% (a)	3-month LIBOR	Credit Suisse	4/04/41	$8,300	—
		International

Total					$(1,506,693)

	(a)	Pays floating interest rate and receives fixed rate.

	(b)	Pays fixed interest rate and receives floating rate.

	(c)	Pays fixed interest amount and receives floating amount at expiration.

	(d)	Pays floating interest amount and receives fixed amount at expiration.

•	Total return swaps outstanding as of March 31, 2011 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

6.50%	—	Barclays Bank Plc	1/12/38	$8,861	$(31,684	)(e)
—	6.50%	Credit Suisse	1/12/38	$17,721	133,002	(e)
		International
6.50%	—	Credit Suisse	1/12/38	$17,721	140,473	(e)
		International
—	6.50%	Goldman Sachs	1/12/38	$16,389	(299,566	)(e)
		International
—	6.50%	JPMorgan Chase	1/12/38	$16,322	(232,072	)(e)
		Bank NA
6.50%	—	Morgan Stanley	1/12/38	$23,851	166,717	(e)
		International

					$(123,130)

	(e)	Based on the change in the return of the Market IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	45

Schedule of Investments (continued)	Master Total Return Portfolio

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$237,184,992	$50,742,458	$287,927,450
Common Stocks	$5,546,825	—	—	5,546,825
Corporate Bonds	—	1,434,459,812	—	1,434,459,812
Floating Rate Loan Interests	—	100,616,732	30,980,712	131,597,444
Foreign Agency Obligations	—	63,738,264	—	63,738,264
Investment Companies	12,209,135	—	—	12,209,135
Non-Agency Mortgage-Backed Securities	—	793,215,630	17,062,195	810,277,825
Preferred Securities	6,857,400	43,239,728	—	50,097,128
Taxable Municipal Bonds	—	59,823,919	—	59,823,919
U.S. Government Sponsored Agency Securities	—	5,703,739,447	—	5,703,739,447
U.S. Treasury Obligations	—	1,371,545,719	—	1,371,545,719
Short-Term Securities:
Money Market Fund	28,580,385	—	—	28,580,385
Borrowed Bond Agreements	—	497,198,181	—	497,198,181
Liabilities:
Investments:
Borrowed Bonds	—	(533,291,278)	—	(533,291,278)
TBA Sale Commitments	—	(3,842,483,309)	—	(3,842,483,309)

Total	$53,193,745	$5,928,987,837	$98,785,365	$6,080,966,947

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,501,463	$419,930	$1,921,393
Equity risk	$261,800	1,389,964	—	1,651,764
Foreign currency transactions	—	15,084,161	—	15,084,161
Interest rate contracts	7,008,110	34,235,851	—	41,243,961
Other contracts	—	440,192	—	440,192
Liabilities:
Credit contracts	—	(3,731,079)	—	(3,731,079)
Equity risk	(63,900)	(110,220)	—	(174,120)
Foreign currency transactions	—	(16,391,390)	—	(16,391,390)
Interest rate contracts	(4,326,279)	(60,140,451)	—	(64,466,730)
Other contracts	—	(563,322)	—	(563,322)

Total	$2,879,731	$(28,284,831)	$419,930	$(24,985,170)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets/Liabilities:
Balance, as of September 30, 2010	$17,382,858	—	$44,026,239	$61,409,097
Accrued discounts/premiums	20,395	—	3,361	23,756
Realized gain (loss)	112,553	$18,376	71,386	202,315
Net change in unrealized appreciation/depreciation[2]	464,527	880,824	(59,388)	1,285,963
Purchases	41,743,754	32,123,265	17,322,744	91,189,763
Sales	(8,981,629)	(2,041,753)	(15,583,909)	(26,607,291)
Transfers in6	—	—	—	—
Transfers out[6]	—	—	(28,718,238)	(28,718,238)

Balance, as of March 31, 2011	$50,742,458	$30,980,712	$17,062,195	$98,785,365

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on investments still held at March 31, 2011 was $1,282,078.

See Notes to Financial Statements.

46	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	Master Total Return Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts	Interest Rate Contracts

	Liabilities	Liabilities	Total

Balance, as of September 30, 2010	$(448,869)	$(163,781)	$(612,650)
Accrued discounts/premiums	232,133	(27)	232,106
Realized gain (loss)	(177,915)	(1,495,102)	(1,673,017)
Net change in unrealized appreciation/depreciation[3]	636,470	(42,887)	593,583
Purchases	—	—	—
Issuances[4]	—	—	—
Sales	—	—	—
Settlements[5]	178,111	1,495,129	1,673,240
Transfers in6	—	206,668	206,668
Transfers out[6]	—	—	—

Balance, as of March 31, 2011	$419,930	—	$419,930

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2011 was $825,912.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Master’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Master Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	47

Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2011 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $10,480,331,359)	$10,473,407,483
Investments at value — affiliated (cost — $28,589,442)	28,589,498
Unrealized appreciation on foreign currency exchange contracts	8,018,495
Unrealized appreciation on swaps	6,225,186
Foreign currency at value (cost — $4,268,136)	4,319,502
TBA sale commitments receivable	3,834,350,235
Investments sold receivable	417,922,541
Interest receivable	43,501,695
Swaps premiums paid	16,034,765
Options written receivable	3,234,772
Swaps receivable	2,725,365
Margin variation receivable	178,757
Principal paydowns receivable	139,435
Contributions receivable from investors	127,229
Dividends receivable	7,978
Prepaid expenses	49,038
Other assets	133,052

Total assets	14,838,965,026

Liabilities

TBA sale commitments at value (proceeds — $3,834,350,235)	3,842,483,309
Borrowed bonds at value (proceeds — $531,023,669)	533,291,278
Cash held as collateral for reverse repurchase agreements	163,000
Reverse repurchase agreements	1,314,737,869
Options written at value (premiums received — $63,413,674)	61,503,834
Unrealized depreciation on foreign currency exchange contracts	13,359,322
Unrealized depreciation on swaps	9,664,695
Investments purchased payable	4,949,900,903
Reverse repurchase agreements payable	12,796,918
Swap premiums received	12,011,098
Swaps payable	6,445,119
Investment advisory fees payable	222,098
Interest expense payable	142,860
Other affiliates payable	25,478
Directors’ fees payable	1,143
Other accrued expenses payable	620,289

Total liabilities	10,757,369,213

Net Assets	$4,081,595,813

Net Assets Consist of

Investors’ capital	$4,105,877,199
Net unrealized depreciation	(24,281,386)

Net Assets	$4,081,595,813

See Notes to Financial Statements.

48	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2011 (Unaudited)

Investment Income

Interest — unaffiliated	$102,140,235
Interest — affiliated	303
Dividends — affiliated	384,389
Dividends — unaffiliated	90,551

Total income	102,615,478

Expenses

Investment advisory	1,304,318
Accounting services	342,623
Custodian	308,712
Professional	55,950
Directors	39,814
Printing	4,236
Miscellaneous	121,607

Total expenses excluding interest expense	2,177,260
Interest expense	8,275,584

Total expenses	10,452,844
Less fees waived by advisor	(12,138)

Total expenses after fees waived	10,440,706

Net investment income	92,174,772

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	11,807,403
Investments — affiliated	(171,926)
Financial futures contracts	(25,447,536)
Swaps	(15,637,615)
Options written	(1,437,003)
Borrowed bonds	13,846,562
Foreign currency transactions	(3,049,136)

(20,089,251)

Net change in unrealized appreciation/depreciation on:
Investments	(98,133,522)
Financial futures contracts	1,770,348
Swaps	18,952,932
Options written	2,813,947
Borrowed bonds	(1,980,141)
Foreign currency transactions	(5,376,702)
Investments sold short	(8,037)

(81,961,175)

Total realized and unrealized loss	(102,050,426)

Net Decrease in Net Assets Resulting from Operations	$(9,875,654)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	49

Statements of Changes in Net Assets	Master Total Return Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$92,174,772	$165,887,222
Net realized gain (loss)	(20,089,251)	89,349,258
Net change in unrealized appreciation/depreciation	(81,961,175)	155,201,636

Net increase (decrease) in net assets resulting from operations	(9,875,654)	410,438,116

Capital Transactions

Proceeds from contributions	1,130,522,096	1,369,758,919
Value of withdrawals	(630,940,651)	(1,311,961,794)

Net increase in net assets derived from capital transactions	499,581,445	57,797,125

Net Assets

Total increase in net assets	489,705,791	468,235,241
Beginning of period	3,591,890,022	3,123,654,781

End of period	$4,081,595,813	$3,591,890,022

Financial Highlights	Master Total Return Portfolio

	Six Months Ended March 31, 2011 (Unaudited)
		Year Ended September 30,

		2010	2009	2008	2007	2006

Total Investment Return

Total investment return	(0.22)%[1]	13.05%	10.95%	(5.76)%	4.45%	3.88%

Ratios to Average Net Assets

Total expenses	0.52%[2]	0.58%	0.17%	0.15%	0.10%	0.12%

Total expenses after fees waived and paid indirectly	0.52%[2]	0.58%	0.17%	0.15%	0.10%	0.12%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.11%[2]	0.13%	0.13%	0.10%	0.10%	0.12%

Net investment income	4.58%[2]	4.97%	6.10%	5.59%	5.35%	4.90%

Supplemental Data

Net assets, end of period (000)	$4,081,596	$3,591,890	$3,123,655	$3,244,949	$3,980,172	$2,902,237

Portfolio turnover	1,491%[3]	1,754%[4]	708%[5]	1,081%[6]	153%	208%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,036%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 1,248%.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[6]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 418%.

See Notes to Financial Statements.

50	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (Unaudited)	Master Total Return Portfolio

1. Organization and Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is part of Master Bond LLC (the “Master LLC”) and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at its last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Master Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Master Portfolio’s investments denominated in that currency

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	51

Notes to Financial Statements (continued)	Master Total Return Portfolio

will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Master Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Master Portfolio may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage assets. The Master Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: The Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Floating Rate Loan Interests: The Master Portfolio may invest in floating rate loan interests. The floating rate loan interests the Master Portfolio holds are typically issued to companies (the “borrower”) by banks, other financial

52	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	Master Total Return Portfolio

institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Master Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Inter Bank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Master Portfolio considers these investments to be investments in debt securities for purposes of its investment policies.

When the Master Portfolio buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Master Portfolio earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statement of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

Borrowed Bond Agreements: The Master Portfolio may enter into borrowed bond agreements. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Master Portfolio, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Master Portfolio may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Master Portfolio may also experience delays in gaining access to the collateral.

Short Sales: The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty any dividends or interest received on the security sold short, which is shown as dividend or interest expense in the Statement of Operations. The Master Portfolio may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Master Portfolio maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Master Portfolio may receive interest on its cash collateral deposited with the broker-dealer. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	53

Notes to Financial Statements (continued)	Master Total Return Portfolio

enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedule of Investments, if any.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Master Portfolio may enter into treasury roll transactions. In a treasury roll transaction the Master Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Master Portfolio received cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Master Portfolio and the counterparty over the term of the borrowing. The Master Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Master Portfolio. If the interest expense exceeds the income earned, the Master Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Master Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Master Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps, short sales and options written), or certain borrowings (e.g., reverse repurchase agreements and treasury roll transactions), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

54	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	Master Total Return Portfolio

The Master Portfolio files US federal and various state and local tax returns. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended September 30, 2010 and each is subject to examination by the Internal Revenue Service (“IRS”). On April 11, 2011, the IRS notified the Master Portfolio of its intent to examine the Master Portfolio’s 2009 US federal tax return. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. No state or local income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (commodity price risk and inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.

The Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not give rise to counterparty credit risk, as options written obligate the Master Portfolio to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows the Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Master Portfolio and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date of by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Master Portfolio enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	55

Notes to Financial Statements (continued)	Master Total Return Portfolio

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is “covered,” meaning that the Master Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Master Portfolio also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Master Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security at a price different from the current market value.

Swaps: The Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

56	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	Master Total Return Portfolio

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives		Liability Derivatives

	Statement of Assets and		Statement of Assets and
	Liabilities Location	Value	Liabilities Location	Value

	Net unrealized appreciation/depreciation*;		Net unrealized appreciation/depreciation*;
	Unrealized appreciation on swaps;		Unrealized depreciation on swaps;
Interest rate contracts*	Investments at value — unaffiliated**	$41,243,961	Options written at value	$64,466,730
	Unrealized appreciation on foreign		Unrealized depreciation on foreign
	currency exchange contracts;		currency exchange contracts;
Foreign currency exchange contracts	Investments at value — unaffiliated**	15,084,161	Options written at value	16,391,390
Credit contracts	Unrealized appreciation on swaps	1,921,393	Unrealized depreciation on swaps	3,731,079
	Net unrealized appreciation/depreciation*;
Equity contracts	Investments at value — unaffiliated**	1,651,764	Options written at value	174,120
Other contracts	Unrealized appreciation on swaps	440,192	Unrealized depreciation on swaps	563,322

Total		$60,341,471		$85,326,641

*

Includes cumulative unrealized appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

**	Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Instruments in the Statement of Operations Six Months Ended March 31, 2011

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions

Interest rate contracts	$(17,348,507)	$3,275,524	$8,559,857	—
Foreign currency exchange contracts	—	—	(451,047)	$(180,516)
Credit contracts	—	(11,459,520)	—	—
Equity contracts	(8,099,029)	—	(1,957,145)	—
Other contracts	—	(7,453,619)	—	—

Total	$(25,447,536)	$(15,637,615)	$6,151,665	$(180,516)

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions

Interest rate contracts	$1,720,330	$10,644,261	$2,290,456	—
Foreign currency exchange contracts	—	—	(1,045,065)	$(5,226,696)
Credit contracts	—	8,268,018	—	—
Equity contracts	50,018	—	(161,206)	—
Other contracts	—	40,653	—	—

Total	$1,770,348	$18,952,932	$1,084,185	$(5,226,696)

***	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	57

Notes to Financial Statements (continued)	Master Total Return Portfolio

For the six months ended March 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	3,443
Average number of contracts sold	7,057
Average notional value of contracts purchased	$656,603,206
Average notional value of contracts sold	$1,088,433,884
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	67
Average number of contracts — US dollars sold	58
Average US dollar amounts purchased	$634,860,748
Average US dollar amounts sold	$545,285,085
Options:
Average number of option contracts purchased	885,714
Average number of option contracts written	584,251
Average notional value of option contracts purchased	$912,785,412
Average notional value of option contracts written	$586,407,168
Average number of swaption contracts purchased	23
Average number of swaption contracts written	40
Average notional value of swaption contracts purchased	$1,033,000,000
Average notional value of swaption contracts written	$1,395,150,000
Credit default swaps:
Average number of contracts — buy protection	34
Average number of contracts — sell protection	21
Average notional value — buy protection	$290,967,999
Average notional value — sell protection	$324,430,177
Interest rate swaps:
Average number of contracts — pays fixed rate	33
Average number of contracts — receives fixed rate	19
Average notional value — pays fixed rate	$1,412,842,500
Average notional value — receives fixed rate	$540,750,000
Total return swaps:
Average number of contracts	8
Average notional value	$126,092,363

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at the following annual rates of the Master Portfolio’s and BlackRock High Income Fund of BlackRock Bond Fund, Inc.’s (the “High Income Fund”) average daily net assets:

Not exceeding $250 million	0.20%
In excess of $250 million, but less than $500 million	0.15%
In excess of $500 million, but not exceeding $750 million	0.10%
In excess of $750 million	0.05%

For the six months ended March 31, 2011, the aggregate average daily net assets of the Master Portfolio and High Income Fund was approximately $5,061,474,000.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Master Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

For the six months ended March 31, 2011, the Master Portfolio reimbursed the Manager $51,025 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master Portfolio are officers and/or directors of BlackRock or its affiliates. The Master Portfolio reimburses the Manager for compensation paid to the Master Portfolio’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended March 31, 2011, were $65,820,376,341 and $69,616,957,492, respectively.

For the six months ended March 31, 2011, purchases and sales of US government securities were $12,102,028,218 and $11,683,484,797, respectively.

For the six months ended March 31, 2011, purchases and sales of mortgage dollar rolls were $23,785,040,383 and $23,791,777,524, respectively.

58	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Notes to Financial Statements (concluded)	Master Total Return Portfolio

Transactions in options written for the six months ended March 31, 2011, were as follows:

	Calls			Puts

	Contracts	Notional Amount (000)	Premiums Received	Contracts	Notional Amount (000)	Premiums Received

Outstanding options, beginning of period	—	$650,027	$15,099,869	—	$906,668	$19,973,023
Options written	22,581	1,965,270	53,804,518	29,777	2,022,106	57,224,089
Options expired	(2,797)	(435,646)	(4,967,274)	—	(684,837)	(3,152,435)
Options exercised	—	(80,000)	(395,186)	(150)	(399,400)	(2,749,335)
Options closed	(12,508)	(778,800)	(32,428,963)	(22,454)	(856,826)	(38,994,632)

Outstanding options, end of period	7,276	$1,320,851	$31,112,964	7,173	$987,711	$32,300,710

5. Borrowings:

The Master Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Master Portfolio paid administration and arrangement fees which were allocated to the Master Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Master Portfolio paid administration and arrangement fees which were allocated to the Master Portfolio based on its net assets as of October 31, 2010. The Master Portfolio did not borrow under the credit agreement during the six months ended March 31, 2011.

For the six months ended March 31, 2011, the Master Portfolio’s daily average amount of outstanding transactions considered borrowings from reverse repurchase agreements and treasury roll transactions was approximately $1,559,316,211 and the daily weighted average interest rate was 0.72%.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	59

Officers and Directors

Robert M. Hernandez, Chair of the Board, Director and Member of the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chair of the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director and Member of the Audit Committee
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H.Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc. New York, NY 10022

Custodian
State Street Bank and Trust Company North Quincy, MA 02171

Transfer Agent
BNY Mellon Investment Servicing (US) Inc. Providence, RI 02940

Accounting Agent
State Street Bank and Trust Company Princeton, NJ 08540

Distributor
BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP New York, NY 10019

Address of the Fund
100 Bellevue Parkway Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Fund/Master LLC.

Effective December 31, 2010, Richard R. West retired as Director of the Fund/Master LLC. The Board wishes Mr. West well in his retirement.

60	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	61

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	MARCH 31, 2011	63

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#10251-1-3/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 3, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 3, 2011